UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Columbia World Equity Fund

Semiannual Report – September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia World Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/2007

+8.31% Class A shares (without sales charge)

+9.02% MSCI World Index

Net asset value per share

as of 09/30/07 ($)
Class A	15.92
Class B	15.22
Class C	15.20

Distributions declared per share

04/01/07 – 09/30/07 ($)
Class A	0.84
Class B	0.82
Class C	0.82

Morningstar Style Box

Style

Summary

■

For the six-month period ended September 30, 2007, the fund’s Class A shares returned 8.31% without sales charge. The fund underperformed its benchmark, the MSCI World Index, which returned 9.02%.[1] The average return of funds in the fund’s peer group, the Morningstar World Stock Category, was 10.24% over the same period.[2] The fund had less exposure than the index to the strongly performing markets of Australia and Canada, which detracted from its results. Robust global demand for basic materials drove returns in both Australia and Canada.

■

While the backdrop for equities was generally positive, the global markets stumbled in August when problems in the subprime mortgage market raised concerns that some of the world’s banks and other lending institutions would establish more restrictive credit policies. In this environment, the fund lost ground on its investments in domestic and overseas banks. We believe that the decline in bank stocks was disproportionate to their exposure to the subprime problem and have maintained the fund’s position in these high quality financial institutions. Concerns about tighter credit also affected consumer discretionary stocks, particularly U.S. retailers, and the fund’s investments in Kohl’s Corp. and Macy’s, Inc. held back results (0.5% and 0.8% of net assets, respectively). Both companies remain in the portfolio because we believe their longer-term prospects are attractive.

■

Investments in the utilities and materials sectors enhanced return. In Germany, utility E.ON AG, chemical company BASF AG and steel producer Salzgitter AG were particularly noteworthy (1.4%, 0.8% and 0.5% of net assets, respectively). U.S. large-cap technology companies also helped drive performance, as they benefited from increased capital spending on products and services that are designed to improve productivity and cost efficiencies. The fund’s positions in IBM Corp., Cisco Systems, Inc. and Apple, Inc. had a positive impact on return (1.2%, 1.2% and 0.6% of net assets, respectively).

■

While additional flare-ups of the subprime mortgage problem and continued softening in the housing market may cause some headwinds in the short term, we believe that the prospects for the global markets are generally positive over the longer term. Global interest rates are relatively low, inflation remains contained, economic growth is still relatively solid and equity valuations remain attractive. We have positioned the portfolio to take advantage of this favorable backdrop, and the theme of global economic growth will remain dominant in the portfolio.

[1]

The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

©2007, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an “expert” under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

The Morningstar Style BoxTM reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 09/30/2007.

1

Fund Profile (continued) – Columbia World Equity Fund

Portfolio Management

Brian Condon has co-managed the fund since June 2005 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Fred Copper has co-managed the fund since October 2005 and has been with the advisor or its predecessors or affiliate organizations since 2005.

Colin Moore has co-managed the fund since September 2004 and has been with the advisor or its predecessors or affiliate organizations since 2002.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

2

Performance Information – Columbia World Equity Fund

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge:	without	with
Class A	18,082	17,043
Class B	16,754	16,754
Class C	16,732	16,732

The table above shows the growth in value of a hypothetical $10,000 investment in each class of Columbia World Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C
Inception	10/15/91		03/27/95		03/27/95
Sales charge	without	with	without	with	without	with
6-month (cumulative)	8.31	2.09	7.99	2.99	8.00	7.00
1-year	20.01	13.11	19.14	14.14	19.17	18.17
5-year	18.11	16.72	17.24	17.02	17.21	17.21
10-year	6.10	5.48	5.30	5.30	5.28	5.28

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*
Class A	1.47
Class B	2.22
Class C	2.22
*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

3

Understanding Your Expenses – Columbia World Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.55	1,017.90	7.25	7.16	1.42
Class B	1,000.00	1,000.00	1,039.95	1,014.15	11.07	10.93	2.17
Class C	1,000.00	1,000.00	1,040.00	1,014.15	11.07	10.93	2.17

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia World Equity Fund

September 30, 2007 (Unaudited)

Common Stocks – 99.2%

		Shares	Value ($)
Consumer Discretionary – 9.4%
Auto Components – 1.3%	Continental AG	3,600	497,624
	Denso Corp.	13,300	499,222
	Rieter Holding AG, Registered Shares	600	324,689

	Auto Components Total		1,321,535

Automobiles – 1.0%	Peugeot SA	5,600	462,131
	Toyota Motor Corp.	8,200	480,028

	Automobiles Total		942,159

Distributors – 0.4%	Smiths News PLC	167,400	417,766

	Distributors Total		417,766

Hotels, Restaurants & Leisure – 0.7%	McDonald’s Corp.	13,000	708,110

	Hotels, Restaurants & Leisure Total		708,110

Household Durables – 0.6%	Sony Corp., ADR	11,850	569,511

	Household Durables Total		569,511

Media – 2.5%	CBS Corp., Class B	15,750	496,125
	Time Warner, Inc.	24,150	443,394
	Viacom, Inc., Class B (a)	18,550	722,894
	Vivendi	17,500	738,061

	Media Total		2,400,474

Multiline Retail – 1.2%	Kohl’s Corp. (a)	8,050	461,507
	Macy’s, Inc.	22,500	727,200

	Multiline Retail Total		1,188,707

Specialty Retail – 0.7%	GameStop Corp., Class A (a)	12,100	681,835

	Specialty Retail Total		681,835

Textiles, Apparel & Luxury Goods – 1.0%	Polo Ralph Lauren Corp.	6,300	489,825
	V.F. Corp.	5,800	468,350

	Textiles, Apparel & Luxury Goods Total		958,175

Consumer Discretionary Total			9,188,272

Consumer Staples – 8.2%
Beverages – 2.0%	Coca-Cola Co.	15,300	879,291
	Diageo PLC	24,794	543,895
	Heineken NV	8,000	524,915

	Beverages Total		1,948,101

Food & Staples Retailing – 0.8%	Massmart Holdings Ltd.	35,000	421,642
	Metro, Inc., Class A	10,000	351,882

	Food & Staples Retailing Total		773,524

See Accompanying Notes to Financial Statements.

5

Columbia World Equity Fund

September 30, 2007 (Unaudited)

Common Stocks (continued)

		Shares	Value ($)
Consumer Staples (continued)
Food Products – 2.8%	General Mills, Inc.	10,000	580,100
	Nestle SA, Registered Shares	1,300	583,923
	Toyo Suisan Kaisha Ltd.	30,000	563,279
	Unilever PLC	32,500	1,027,498

	Food Products Total		2,754,800

Household Products – 1.8%	Colgate-Palmolive Co.	13,650	973,518
	Kimberly-Clark Corp.	10,900	765,834

	Household Products Total		1,739,352

Personal Products – 0.8%	Avon Products, Inc.	21,000	788,130

	Personal Products Total		788,130

Consumer Staples Total			8,003,907

Energy – 9.8%
Energy Equipment & Services – 1.6%	Halliburton Co.	13,116	503,654
	TGS Nopec Geophysical Co. ASA (a)	27,550	561,570
	Tidewater, Inc.	9,000	565,560

	Energy Equipment & Services Total		1,630,784

Oil, Gas & Consumable Fuels – 8.2%	BP PLC	62,768	726,072
	Chevron Corp.	13,000	1,216,540
	ConocoPhillips	7,100	623,167
	ENI SpA	21,885	808,110
	Exxon Mobil Corp.	21,000	1,943,760
	Marathon Oil Corp.	5,200	296,504
	PetroChina Co., Ltd., Class H	400,000	742,079
	Total SA	12,522	1,013,166
	XTO Energy, Inc.	9,700	599,848

	Oil, Gas & Consumable Fuels Total		7,969,246

Energy Total			9,600,030

Financials – 22.3%
Capital Markets – 1.3%	Credit Suisse Group, Registered Shares	7,100	470,922
	Deutsche Bank AG, Registered Shares	6,300	811,246

	Capital Markets Total		1,282,168

Commercial Banks – 12.2%	Banco Bilbao Vizcaya Argentaria SA	28,700	672,180
	Banco Santander SA	65,544	1,268,522
	Bank of Ireland	24,000	444,358
	Barclays PLC	80,313	976,519
	BNP Paribas	9,000	983,631
	Danske Bank A/S	11,100	452,033
	DBS Group Holdings Ltd.	43,000	622,507
	HBOS PLC	45,011	841,352
	HSBC Holdings PLC	41,124	760,706

See Accompanying Notes to Financial Statements.

6

Columbia World Equity Fund

September 30, 2007 (Unaudited)

Common Stocks (continued)

		Shares	Value ($)
Financials (continued)
Commercial Banks (continued)	Mizuho Financial Group, Inc.	70	396,702
	Royal Bank of Scotland Group PLC	87,402	937,827
	Societe Generale	3,812	638,848
	United Overseas Bank Ltd.	72,000	1,069,456
	U.S. Bancorp	14,400	468,432
	Wachovia Corp.	15,500	777,325
	Westpac Banking Corp.	21,348	538,620

	Commercial Banks Total		11,849,018

Consumer Finance – 0.5%	ORIX Corp.	2,250	508,910

	Consumer Finance Total		508,910

Diversified Financial Services – 2.9%	Citigroup, Inc.	12,000	560,040
	ING Groep NV	26,676	1,182,985
	JPMorgan Chase & Co.	23,250	1,065,315

	Diversified Financial Services Total		2,808,340

Insurance – 4.5%	ACE Ltd.	12,500	757,125
	Ambac Financial Group, Inc.	3,600	226,476
	Aviva PLC	32,000	481,449
	Axis Capital Holdings Ltd.	14,000	544,740
	Brit Insurance Holdings PLC	35,200	245,718
	Hartford Financial Services Group, Inc.	10,000	925,500
	Swiss Reinsurance, Registered Shares	5,400	480,566
	Unum Group	28,800	704,736

	Insurance Total		4,366,310

Real Estate Management & Development – 0.5%	Swire Pacific Ltd., Class A	40,000	484,826

	Real Estate Management & Development Total		484,826

Thrifts & Mortgage Finance – 0.4%	Fannie Mae	7,150	434,791

	Thrifts & Mortgage Finance Total		434,791

Financials Total			21,734,363

Health Care – 9.6%
Biotechnology – 0.8%	Celgene Corp. (a)	3,800	270,978
	Genzyme Corp. (a)	3,700	229,252
	Gilead Sciences, Inc. (a)	5,900	241,133

	Biotechnology Total		741,363

Health Care Equipment & Supplies – 1.2%	Cytyc Corp. (a)	14,000	667,100
	Zimmer Holdings, Inc. (a)	5,900	477,841

	Health Care Equipment & Supplies Total		1,144,941

Health Care Providers & Services – 2.6%	CIGNA Corp.	10,200	543,558
	Coventry Health Care, Inc. (a)	8,500	528,785
	Express Scripts, Inc. (a)	4,500	251,190
	McKesson Corp.	12,000	705,480
	OPG Groep NV	16,800	547,070

	Health Care Providers & Services Total		2,576,083

See Accompanying Notes to Financial Statements.

7

Columbia World Equity Fund

September 30, 2007 (Unaudited)

Common Stocks (continued)

		Shares	Value ($)
Health Care (continued)
Life Sciences Tools & Services – 1.2%	Covance, Inc. (a)	4,000	311,600
	Waters Corp. (a)	12,500	836,500

	Life Sciences Tools & Services Total		1,148,100

Pharmaceuticals – 3.8%	Johnson & Johnson	14,950	982,215
	Merck & Co., Inc.	14,700	759,843
	Novartis AG, Registered Shares	15,750	866,749
	Ono Pharmaceutical Co., Ltd.	8,800	470,932
	Takeda Pharmaceutical Co., Ltd.	8,800	617,819

	Pharmaceuticals Total		3,697,558

Health Care Total			9,308,045

Industrials – 12.0%
Aerospace & Defense – 2.5%	General Dynamics Corp.	12,200	1,030,534
	Rolls-Royce Group PLC (a)	50,300	537,324
	United Technologies Corp.	11,200	901,376

	Aerospace & Defense Total		2,469,234

Building Products – 0.4%	Geberit AG, Registered Shares	3,000	392,441

	Building Products Total		392,441

Commercial Services & Supplies – 2.8%	Dun & Bradstreet Corp.	7,000	690,270
	Equifax, Inc.	12,700	484,124
	Randstad Holding NV	11,100	600,041
	Waste Management, Inc.	25,800	973,692

	Commercial Services & Supplies Total		2,748,127

Construction & Engineering – 1.1%	KBR, Inc. (a)	14,289	553,985
	Peab AB	30,400	328,669
	Peab Industri AB, Class B (a)	15,200	141,525

	Construction & Engineering Total		1,024,179

Industrial Conglomerates – 0.6%	Keppel Corp. Ltd.	55,000	530,916

	Industrial Conglomerates Total		530,916

Machinery – 4.1%	Bucher Industries AG, Registered Shares	4,550	844,452
	Eaton Corp.	9,600	950,784
	Georg Fischer AG, Registered Shares (a)	600	413,078
	Glory Ltd.	25,700	815,088
	Mori Seiki Co., Ltd.	16,200	416,708
	Parker Hannifin Corp.	5,200	581,516

	Machinery Total		4,021,626

Trading Companies & Distributors – 0.5%	Itochu Corp.	39,500	478,402

	Trading Companies & Distributors Total		478,402

Industrials Total			11,664,925

See Accompanying Notes to Financial Statements.

8

Columbia World Equity Fund

September 30, 2007 (Unaudited)

Common Stocks (continued)

		Shares	Value ($)
Information Technology – 13.0%
Communications Equipment – 2.1%	Cisco Systems, Inc. (a)	36,700	1,215,137
	Nokia Oyj, ADR	20,900	792,737

	Communications Equipment Total		2,007,874

Computers & Peripherals – 3.5%	Apple, Inc. (a)	4,000	614,160
	EMC Corp. (a)	29,450	612,560
	Hewlett-Packard Co.	19,550	973,395
	International Business Machines Corp.	10,150	1,195,670

	Computers & Peripherals Total		3,395,785

Electronic Equipment & Instruments – 0.9%	FUJIFILM Holdings Corp.	11,100	510,224
	Kyocera Corp.	3,500	327,048

	Electronic Equipment & Instruments Total		837,272

Internet Software & Services – 0.7%	United Internet AG, Registered Shares	32,250	725,696

	Internet Software & Services Total		725,696

IT Services – 1.2%	Accenture Ltd., Class A	12,500	503,125
	CGI Group, Inc., Class A (a)	42,700	488,969
	Nomura Research Institute Ltd.	6,900	234,220

	IT Services Total		1,226,314

Office Electronics – 1.2%	Brother Industries Ltd.	37,500	478,458
	Canon, Inc.	13,300	720,462

	Office Electronics Total		1,198,920

Semiconductors & Semiconductor Equipment – 1.8%	Infineon Technologies AG (a)	30,900	531,571
	Intersil Corp., Class A	12,600	421,218
	MEMC Electronic Materials, Inc. (a)	8,000	470,880
	NVIDIA Corp. (a)	8,550	309,852

	Semiconductors & Semiconductor Equipment Total		1,733,521

Software – 1.6%	Adobe Systems, Inc. (a)	12,000	523,920
	Autodesk, Inc. (a)	11,500	574,655
	BMC Software, Inc. (a)	7,600	237,348
	VMware, Inc., Class A (a)	2,400	204,000

	Software Total		1,539,923

Information Technology Total			12,665,305

Materials – 6.8%
Chemicals – 2.3%	Air Products & Chemicals, Inc.	5,500	537,680
	BASF AG	5,719	789,322
	E.I. Du Pont de Nemours & Co.	7,650	379,134
	Linde AG	4,000	496,037

	Chemicals Total		2,202,173

See Accompanying Notes to Financial Statements.

9

Columbia World Equity Fund

September 30, 2007 (Unaudited)

Common Stocks (continued)

		Shares	Value ($)
Materials (continued)
Construction Materials – 0.6%	Ciments Francais SA	3,150	553,686

	Construction Materials Total		553,686

Containers & Packaging – 0.4%	Packaging Corp. of America	13,800	401,166

	Containers & Packaging Total		401,166

Metals & Mining – 3.0%	BHP Billiton PLC	21,800	774,245
	JFE Holdings, Inc.	10,000	704,761
	Nucor Corp.	7,800	463,866
	Salzgitter AG	2,506	491,708
	SSAB Svenskt Stal AB, Series A	14,200	525,328

	Metals & Mining Total		2,959,908

Paper & Forest Products – 0.5%	Domtar Corp. (a)	59,700	489,540

	Paper & Forest Products Total		489,540

Materials Total			6,606,473

Telecommunication Services – 3.8%
Diversified Telecommunication Services – 2.9%	Belgacom SA	16,332	757,295
	France Telecom SA	19,901	666,535
	Nippon Telegraph & Telephone Corp.	107	499,298
	Qwest Communications International, Inc. (a)	52,750	483,190
	Telefonica O2 Czech Republic AS	15,000	423,603

	Diversified Telecommunication Services Total		2,829,921

Wireless Telecommunication Services – 0.9%	Millicom International Cellular SA (a)	3,100	260,090
	Rogers Communications, Inc., Class B	14,400	655,539

	Wireless Telecommunication Services Total		915,629

Telecommunication Services Total			3,745,550

Utilities – 4.3%
Electric Utilities – 3.3%	British Energy Group PLC	52,000	568,131
	E.ON AG	7,553	1,396,905
	Edison International	9,500	526,775
	FirstEnergy Corp.	10,800	684,072

	Electric Utilities Total		3,175,883

Multi-Utilities – 1.0%	PG&E Corp.	20,900	999,020

	Multi-Utilities Total		999,020

Utilities Total			4,174,903
	Total Common Stocks (Cost of $78,408,274)		96,691,773

See Accompanying Notes to Financial Statements.

10

Columbia World Equity Fund

September 30, 2007 (Unaudited)

		Par ($)	Value ($)
Short-Term Obligation – 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 11/15/27, market value of $353,625 (repurchase proceeds $346,113)	346,000	346,000

	Total Short-Term Obligation (Cost of $346,000)		346,000

	Total Investments – 99.5% (Cost of $78,754,274) (b)		97,037,773

	Other Assets & Liabilities, Net – 0.5%		446,914

	Net Assets – 100.0%		97,484,687

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $78,754,274.

At September 30, 2007, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency Contracts to Buy	Aggregate Face Value	Value	Settlement Date	Unrealized Appreciation
AUD	$2,387,190	$2,530,236	12/18/07	$143,046
CAD	1,685,330	1,743,931	12/18/07	58,601
CAD	383,942	386,422	12/18/07	2,480
EUR	192,535	194,216	12/18/07	1,681
GBP	1,667,762	1,705,390	12/18/07	37,628
SEK	192,208	195,040	12/18/07	2,832

				$246,268

Forward Currency Contracts to Sell	Aggregate Face Value	Value	Settlement Date	Unrealized Depreciation
CHF	$1,239,449	$1,261,980	12/18/07	$(22,531)
CZK	435,820	440,666	12/18/07	(4,846)
EUR	657,740	675,472	12/18/07	(17,732)
EUR	765,179	774,007	12/18/07	(8,828)
SGD	1,613,417	1,644,605	12/18/07	(31,188)

				$(85,125)

See Accompanying Notes to Financial Statements.

11

Columbia World Equity Fund

September 30, 2007 (Unaudited)

The Fund was invested in the following countries at September 30, 2007:

Country	Value ($)	% of Total Investments
United States*	47,537,743	49.0
Japan	9,291,072	9.6
United Kingdom	8,838,503	9.1
Germany	5,740,109	5.9
France	5,056,058	5.2
Switzerland	4,376,821	4.5
Netherlands	2,855,010	2.9
Singapore	2,222,878	2.3
Spain	1,940,702	2.0
Canada	1,496,391	1.5
Sweden	995,522	1.0
Italy	808,110	0.8
Finland	792,737	0.8
Belgium	757,295	0.8
China	742,079	0.8
Norway	561,570	0.6
Australia	538,620	0.6
Hong Kong	484,827	0.5
Denmark	452,033	0.5
Ireland	444,358	0.5
Czech Republic	423,603	0.4
South Africa	421,642	0.4
Luxembourg	260,090	0.3

	97,037,773	100.0

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
SGD	Singapore Dollar

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – Columbia World Equity Fund

September 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	78,754,274

	Investments, at value	97,037,773
	Cash	388
	Foreign currency (cost of $10,905)	10,894
	Unrealized appreciation on forward foreign currency exchange contracts	246,268
	Receivable for:
	Investments sold	310,151
	Fund shares sold	2,466
	Interest	113
	Dividends	233,998
	Foreign tax reclaims	48,284
	Trustees’ deferred compensation plan	28,236

	Total Assets	97,918,571

Liabilities	Unrealized depreciation on forward foreign currency exchange contracts	85,125
	Payable for:
	Fund shares repurchased	127,084
	Investment advisory fee	32,280
	Administration fee	20,131
	Transfer agent fee	44,109
	Pricing and bookkeeping fees	8,882
	Trustees’ fees	1,049
	Custody fee	4,582
	Distribution and service fees	24,100
	Trustees’ deferred compensation plan	28,236
	Other liabilities	58,306

	Total Liabilities	433,884

	Net Assets	97,484,687

Composition of Net Assets	Paid-in capital	74,642,360
	Undistributed net investment income	194,999
	Accumulated net realized gain	4,188,988
	Net unrealized appreciation (depreciation) on:
	Investments	18,283,499
	Foreign currency translations	174,841

	Net Assets	97,484,687

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – Columbia World Equity Fund

September 30, 2007 (Unaudited)

Class A	Net assets	$89,806,298
	Shares outstanding	5,639,376
	Net asset value per share	$15.92	(a)(c)
	Maximum sales charge	5.75%
	Maximum offering price per share ($15.92/0.9425)	$16.89	(b)

Class B
	Net assets	$6,590,776
	Shares outstanding	432,992
	Net asset value and offering price per share	$15.22	(a)(c)

Class C
	Net assets	$1,087,613
	Shares outstanding	71,576
	Net asset value and offering price per share	$15.20	(a)(c)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Redemption price per share is equal to net asset value less any applicable redemption fees.

See Accompanying Notes to Financial Statements.

14

Statement of Operations – Columbia World Equity Fund

For the Six Months Ended September 30, 2007 (Unaudited)

		($)
Investment Income	Dividends	1,441,480
	Interest	11,285
	Foreign taxes withheld	(116,312)

	Total Investment Income	1,336,453

Expenses	Investment advisory fee	195,704
	Administration fee	122,315
	Distribution fee:
	Class B	28,239
	Class C	4,472
	Service fee:
	Class A	111,413
	Class B	9,413
	Class C	1,489
	Transfer agent fee	117,621
	Pricing and bookkeeping fees	40,781
	Trustees’ fees	7,501
	Custody fee	13,494
	Chief compliance officer expenses	289
	Other expenses	81,442

	Total Expenses	734,173

	Expense reductions	(8,451)

	Net Expenses	725,722

	Net Investment Income	610,731

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:

	Investments	4,088,512
	Foreign currency transactions	131,076
	Realized loss due to a trading error	(553)
	Reimbursement of trading loss by Investment Advisor	553

	Net realized gain	4,219,588

	Net change in unrealized appreciation on:
	Investments	2,834,973
	Foreign currency translations	155,800

	Net change in unrealized appreciation	2,990,773

	Net Gain	7,210,361

	Net Increase Resulting from Operations	7,821,092

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – Columbia World Equity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	610,731	679,194
	Net realized gain on investments and foreign currency transactions	4,219,588	8,180,901
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,990,773	4,348,659

	Net Increase Resulting from Operations	7,821,092	13,208,754

Distributions to Shareholders	From net investment income:
	Class A	(99,002)	(1,024,302)
	Class B	—	(28,835)
	Class C	—	(4,103)
	From net realized gains:
	Class A	(4,505,230)	(3,149,348)
	Class B	(398,551)	(390,540)
	Class C	(63,780)	(52,844)

	Total Distributions to Shareholders	(5,066,563)	(4,649,972)

Share Transactions	Class A:
	Subscriptions	2,565,226	5,944,109
	Distributions reinvested	4,329,416	3,937,893
	Redemptions	(5,844,683)	(12,927,605)

	Net Increase (Decrease)	1,049,959	(3,045,603)

	Class B:
	Subscriptions	140,105	656,257
	Distributions reinvested	360,869	387,228
	Redemptions	(2,566,929)	(7,024,664)

	Net Decrease	(2,065,955)	(5,981,179)

	Class C:
	Subscriptions	115,548	298,635
	Distributions reinvested	56,493	51,853
	Redemptions	(252,543)	(603,486)

	Net Decrease	(80,502)	(252,998)
	Net Decrease from Share Transactions	(1,096,498)	(9,279,780)
	Redemption fees	268	1,231

	Total Increase (Decrease) in Net Assets	1,658,299	(719,767)

Net Assets	Beginning of period	95,826,388	96,546,155
	End of period	97,484,687	95,826,388
	Undistributed (Overdistributed) net investment income at end of period	194,999	(316,730)

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – Columbia World Equity Fund

		(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Changes in Shares	Class A:
	Subscriptions	162,065	404,295
	Issued for distributions reinvested	275,058	266,554
	Redemptions	(369,685)	(879,432)

	Net Increase (Decrease)	67,438	(208,583)

	Class B:
	Subscriptions	9,206	46,447
	Issued for distributions reinvested	23,930	27,336
	Redemptions	(168,314)	(500,847)

	Net Decrease	(135,178)	(427,064)

	Class C:
	Subscriptions	7,699	21,206
	Issued for distributions reinvested	3,754	3,647
	Redemptions	(16,956)	(42,704)

	Net Decrease	(5,503)	(17,851)

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia World Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class A Shares
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)		Year Ended October 31,
			2007	2006		2005			2003		2002
Net Asset Value, Beginning of Period	$15.48		$14.14	$11.92		$11.09	$10.19		$8.12		$10.36

Income from Investment Operations:
Net investment income (loss) (b)	0.10		0.12	0.10		0.07 (c)	(0.02)		0.01		0.02
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	1.18		1.97	2.18		0.81	0.92		2.06		(2.26)

Total from Investment Operations	1.28		2.09	2.28		0.88	0.90		2.07		(2.24)

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.18)	(0.06)		(0.05)	—		—		—
From net realized gains	(0.82)		(0.57)	—		—	—		—		—

Total Distributions to Shareholders	(0.84)		(0.75)	(0.06)		(0.05)	—		—		—

Redemption Fees
Redemption fees added to paid-in-capital	—	(d)	— (d)	—	(d)	— (d)	—		—		—

Net Asset Value, End of Period	$15.92		$15.48	$14.14		$11.92	$11.09		$10.19		$8.12
Total return (e)	8.31	%(f)(g)	15.11%	19.15	%(h)	7.99%	8.83	%(f)	25.49	%(h)	(21.62)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.42	%(j)	1.47%	1.51%		1.56%	1.64	%(j)	1.66%		1.57%
Waiver/Reimbursement	—		—	0.03%		—	—		0.03%		—
Net investment income (loss) (i)	1.31	%(j)	0.80%	0.76%		0.59%	(0.34	)%(j)	0.13%		0.17%
Portfolio turnover rate	35	%(f)	85%	62%		68%	57	%(f)	95%		59%
Net assets, end of period (000’s)	$89,806		$86,237	$81,746		$78,479	$84,393		$82,366		$79,227

(a)	The Fund changed its fiscal year end from October 31 to March 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend which amounted to $0.03 per share.

(d)	Rounds to less than $0.01.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia World Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class B Shares
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,					Period Ended March 31, 2004 (a)		Year Ended October 31,
			2007	2006		2005				2003		2002
Net Asset Value, Beginning of Period	$14.86		$13.58	$11.48		$10.71		$9.87		$7.93		$10.19

Income from Investment Operations:
Net investment income (loss) (b)	0.05		0.02	—	(c)	(0.02	)(d)	(0.05)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	1.13		1.87	2.10		0.79		0.89		1.99		(2.21)

Total from Investment Operations	1.18		1.89	2.10		0.77		0.84		1.94		(2.26)

Less Distributions to Shareholders:
From net investment income	—		(0.04)	—		—		—		—		—
From net realized gains	(0.82)		(0.57)	—		—		—		—		—

Total Distributions to Shareholders	(0.82)		(0.61)	—		—		—		—		—

Redemption Fees
Redemption fees added to paid-in-capital	—	(c)	— (c)	—	(c)	—	(c)	—		—		—

Net Asset Value, End of Period	$15.22		$14.86	$13.58		$11.48		$10.71		$9.87		$7.93
Total return (e)	7.99	%(f)(g)	14.17%	18.29	%(h)	7.19%		8.51	%(f)	24.46	%(h)	(22.18)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	2.17	%(j)	2.22%	2.26%		2.31%		2.39	%(j)	2.41%		2.32%
Waiver/Reimbursement	—		—	0.03%		—		—		0.03%		—
Net investment income (loss) (i)	0.61	%(j)	0.11%	0.01%		(0.16)%		(1.09	)%(j)	(0.62)%		(0.58)%
Portfolio turnover rate	35	%(f)	85%	62%		68%		57	%(f)	95%		59%
Net assets, end of period (000’s)	$6,591		$8,445	$13,513		$16,129		$19,896		$20,086		$20,311

(a)	The Fund changed its fiscal year end from October 31 to March 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01.

(d)	Net investment loss per share reflects a special dividend which amounted to $0.03 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia World Equity Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class C Shares
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,					Period Ended March 31, 2004 (a)		Year Ended October 31,
			2007	2006		2005				2003		2002
Net Asset Value, Beginning of Period	$14.84		$13.56	$11.47		$10.70		$9.86		$7.93		$10.20

Income from Investment Operations:
Net investment loss (b)	0.04		— (c)	—	(c)	(0.02	)(d)	(0.05)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	1.14		1.89	2.09		0.79		0.89		1.98		(2.22)

Total from Investment Operations	1.18		1.89	2.09		0.77		0.84		1.93		(2.27)

Less Distributions to Shareholders:
From net investment income	—		(0.04)	—		—		—		—		—
From net realized gains	(0.82)		(0.57)	—		—		—		—		—

Total Distributions to Shareholders	(0.82)		(0.61)	—		—		—		—		—

Redemption Fees
Redemption fees added to paid-in-capital	—	(c)	— (c)	—	(c)	—	(c)	—		—		—

Net Asset Value, End of Period	$15.20		$14.84	$13.56		$11.47		$10.70		$9.86		$7.93
Total return (e)	8.00	%(f)(g)	14.19%	18.22	%(h)	7.20%		8.52	%(f)	24.34	%(h)	(22.25)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	2.17	%(j)	2.22%	2.26%		2.31%		2.39	%(j)	2.41%		2.32%
Waiver/Reimbursement	—		—	0.03%		—		—		0.03%		—
Net investment income (loss) (i)	0.56	%(j)	0.02%	—	%(k)	(0.16)%		(1.09	)%(j)	(0.62)%		(0.58)%
Portfolio turnover rate	35	%(f)	85%	62%		68%		57	%(f)	95%		59%
Net assets, end of period (000’s)	$1,088		$1,144	$1,287		$1,076		$1,129		$1,017		$1,041

(a)	The Fund changed its fiscal year end from October 31 to March 31.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01.

(d)	Net investment loss per share reflects a special dividend which amounted to $0.03 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia World Equity Fund

September 30, 2007 (Unaudited)

Note 1. Organization

Columbia World Equity Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating between $1 million and $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

21

Columbia World Equity Fund

September 30, 2007 (Unaudited)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund’s investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund is also exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and

22

Columbia World Equity Fund

September 30, 2007 (Unaudited)

unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

March 31, 2007
Distributions paid from:
Ordinary Income*	$2,012,765
Long-Term Capital Gains	2,637,207

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$19,340,470
Unrealized depreciation	(1,056,971)
Net unrealized appreciation	$18,283,499

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.40%
Over $1 billion	0.35%

23

Columbia World Equity Fund

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the Fund’s annualized effective investment advisory fee rate was 0.40% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.25% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly, plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended September 30, 2007, the amount charged to the Fund by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated $7,711, of which $1,419 is unpaid. For the six months ended September 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.083% of the Fund’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses by $8,404.

For the six months ended September 30, 2007, the Fund’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, and net of minimum account balance fees, was 0.24% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts of $2,093 on sales of

24

Columbia World Equity Fund

September 30, 2007 (Unaudited)

the Fund’s Class A shares and net CDSC fees of $75, $3,491 and $178 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the “Plans”) which require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended September 30, 2007, these credits reduced total expenses by $47.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $33,462,230 and $38,539,757, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended September 30, 2007, the Fund did not borrow under these arrangements.

Note 7. Redemption Fees

The Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the

25

Columbia World Equity Fund

September 30, 2007 (Unaudited)

relative net assets at the time of the redemption. For the six months ended September 30, 2007, the Fund assessed redemption fees of $245, $20 and $3 for Class A, Class B and Class C shares, respectively, of the Fund.

Note 8. Other

During the six months ended September 30, 2007, the Fund had a realized investment loss in the amount of $553 due to a trading error. Columbia voluntarily reimbursed the Fund for the loss.

Note 9. Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Sector Focus

Companies that are in different but closely related industries are sometimes described as being in the same sector. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. During such times, the Fund will have a greater exposure to economic and market events affecting such sector than if it were broadly invested across multiple sectors.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other

26

Columbia World Equity Fund

September 30, 2007 (Unaudited)

mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. The funds’ adviser and/or its affiliates are required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

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28

Important Information About This Report

Columbia World Equity Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia World Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

29

Columbia World Equity Fund

Semiannual Report – September 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC - 44/136310-0907 (11/07) 07/46142

Columbia Income Fund

Semiannual Report – September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Income Fund

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+0.28% Class A shares (without sales charge)

+2.72% Lehman Brothers Intermediate Government/Credit Bond Index

+1.64% Lehman Brothers Intermediate Credit Bond Index

Net asset value per share

as of 09/30/07 ($)
Class A	9.45
Class B	9.45
Class C	9.45
Class Z	9.45

Distributions declared per share

04/01/07 – 09/30/07 ($)
Class A	0.26
Class B	0.22
Class C	0.23
Class Z	0.27

Morningstar Style Box

Duration

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 06/30/2007.

Summary

■

For the six-month period ended September 30, 2007, the fund’s Class A shares returned 0.28% without sales charge. The fund’s benchmarks, the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Intermediate Credit Bond Index, returned 2.72% and 1.64%, respectively, for the same period.[1] The fund underperformed the 1.25% average return of its peer group, the Lipper Corporate Debt Funds BBB Rated Classification.[2]

■

As bond investors sought the safety of higher quality sectors of the market, we reduced the fund’s exposure to lower-rated securities. However, the fund remained overweight in lower-rated securities relative to its benchmarks and peer group, which contributed to its underperformance. The fund also had more exposure than the indices to financials, which underperformed as subprime debt faced significant write downs and a number of banks were burdened with levered loans that they were committed to financing but unable to float as the high-yield and levered loan market shut down. On the plus side, the fund benefited from an overweight in media/cable bonds, which it has maintained for the past year. Business prospects for both Comcast and Time Warner continued to improve and both credits outperformed the market.

■

Recent action by the Federal Reserve Board Open Market Committee gave the bond market an important shot in the arm near the end of the period. As a result, we believe the new issue market may revitalize after a dormant summer, bringing new residential-backed mortgage and high-yield bonds to the marketplace and providing potential support for our decision to maintain a modest overweight in riskier sectors of the market going forward.

Portfolio Management

Kevin L. Cronk has co-managed the fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Thomas A. LaPointe has co-managed the fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Carl W. Pappo has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

[1]

The Lehman Brothers Intermediate Government/Credit Bond Index tracks the performance of intermediate term US government and corporate bonds. The Lehman Brothers Intermediate Credit Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index tracks publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia Income Fund

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as “junk” bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

2

Performance Information – Columbia Income Fund

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	17,365	16,542
Class B	16,698	16,698
Class C	16,828	16,828
Class Z	17,743	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Income Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	07/31/00		07/15/02		07/15/02		03/05/86
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	0.28	–4.45	–0.09	–4.97	–0.01	–0.99	0.41
1-year	3.11	–1.77	2.34	–2.55	2.49	1.51	3.36
5-year	5.40	4.39	4.62	4.28	4.78	4.78	5.72
10-year	5.67	5.16	5.26	5.26	5.34	5.34	5.90

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns of Class A shares include returns of the fund’s Class Z shares (the oldest existing fund share class) for periods prior to the inception of Class A shares. The returns of Class B and Class C shares include returns of the fund’s Class A shares for periods prior to the inception of Class B and Class C shares. The returns of Class B and Class C shares also include returns of the fund’s Class Z shares for periods prior to the inception of Class A shares. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and Class A, Class B or Class C shares or between Class A shares and Class B or Class C shares. If differences in expenses had been reflected, the returns shown for Class A, Class B and Class C shares for periods prior to the inception of Class A, Class B and Class C shares, respectively, would have been lower. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on March 5, 1986.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.00
Class B	1.75
Class C	1.75
Class Z	0.75

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

3

Understanding Your Expenses – Columbia Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.40	1,020.15	4.85	4.90	0.97
Class B	1,000.00	1,000.00	999.55	1,016.40	8.60	8.67	1.72
Class C	1,000.00	1,000.00	999.95	1,017.15	7.85	7.92	1.57
Class Z	1,000.00	1,000.00	1,002.05	1,021.40	3.60	3.64	0.72

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Financial Statements – Columbia Income Fund

September 30, 2007 (Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio	The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

5

Investment Portfolio – Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 68.2%

			Par ($) (a)	Value ($)
Basic Materials – 2.1%
Chemicals – 0.5%
Chemtura Corp.	6.875% 06/01/16		420,000	399,000

EquiStar Chemicals LP	10.625% 05/01/11		160,000	167,200

Huntsman International LLC	6.875% 11/15/13 (b)	EUR	170,000	248,472
	7.875% 11/15/14		330,000	351,450

Ineos Group Holdings PLC	8.500% 02/15/16 (b)		500,000	478,750

Lyondell Chemical Co.	6.875% 06/15/17		330,000	358,050
	8.000% 09/15/14		225,000	247,500
	8.250% 09/15/16		305,000	343,888

MacDermid, Inc.	9.500% 04/15/17 (b)		295,000	284,675

Mosaic Co.	7.625% 12/01/16 (b)		510,000	543,787

NOVA Chemicals Corp.	6.500% 01/15/12		350,000	330,750

	Chemicals Total			3,753,522

Forest Products & Paper – 1.1%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		410,000	298,275

Domtar, Inc.	7.125% 08/15/15		395,000	379,200

Georgia-Pacific Corp.	8.000% 01/15/24		465,000	453,375

NewPage Corp.	10.000% 05/01/12		225,000	236,812
	12.000% 05/01/13		220,000	235,950

Norske Skog Canada Ltd.	7.375% 03/01/14		340,000	253,300

Weyerhaeuser Co.	7.375% 03/15/32 (c)		5,590,000	5,608,822

	Forest Products & Paper Total			7,465,734

Metals & Mining – 0.5%
FMG Finance Ltd.	10.625% 09/01/16 (b)		635,000	747,712

Freeport-McMoRan Copper & Gold, Inc.	8.375% 04/01/17		870,000	950,475

Noranda Aluminium Holding Corp.	PIK, 11.146% 11/15/14 (b)		340,000	316,200

Vale Overseas Ltd.	6.875% 11/21/36		1,190,000	1,226,018

	Metals & Mining Total			3,240,405

Basic Materials Total				14,459,661

Communications – 8.7%
Media – 5.1%
Atlantic Broadband Finance LLC	9.375% 01/15/14		360,000	349,200

See Accompanying Notes to Financial Statements.

6

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Media (continued)
Cablevision Systems Corp.	8.000% 04/15/12	355,000	344,350

CanWest MediaWorks LP	9.250% 08/01/15 (b)(c)	455,000	459,550

Charter Communications Holdings I LLC	9.920% 04/01/14	755,000	649,300
	11.000% 10/01/15	420,000	425,250

Clear Channel Communications, Inc.	5.500% 12/15/16	445,000	338,946

CMP Susquehanna Corp.	9.875% 05/15/14	380,000	353,400

Comcast Corp.	6.300% 11/15/17	665,000	675,929
	6.950% 08/15/37	4,195,000	4,403,114

CSC Holdings, Inc.	7.625% 04/01/11	640,000	641,600
	7.625% 07/15/18 (c)	280,000	267,400

Dex Media West LLC	9.875% 08/15/13	1,033,000	1,098,854

DirecTV Holdings LLC	6.375% 06/15/15	470,000	445,912

EchoStar DBS Corp.	6.625% 10/01/14	635,000	638,175

Idearc, Inc.	8.000% 11/15/16	510,000	508,725

Insight Midwest LP	9.750% 10/01/09	935,000	936,169

Lamar Media Corp.	6.625% 08/15/15	395,000	381,175

Local TV Finance LLC	PIK, 9.250% 06/15/15 (b)	365,000	343,100

Quebecor Media, Inc.	7.750% 03/15/16 (b)(d)	145,000	138,294
	7.750% 03/15/16	450,000	429,187

R.H. Donnelley Corp.	8.875% 01/15/16	190,000	193,562

Reader’s Digest Association, Inc.	9.000% 02/15/17 (b)	385,000	346,500

Time Warner, Inc.	5.875% 11/15/16 (e)	8,000,000	7,826,320
	6.500% 11/15/36 (c)	1,150,000	1,109,494

Univision Communications, Inc.	PIK, 9.750% 03/15/15 (b)	740,000	721,500

Viacom, Inc.	5.750% 04/30/11	4,580,000	4,624,307
	6.875% 04/30/36	7,070,000	7,040,546

	Media Total		35,689,859

Telecommunication Services – 3.6%
Cincinnati Bell, Inc.	7.000% 02/15/15	360,000	347,400

Citizens Communications Co.	7.875% 01/15/27	590,000	575,250

Cricket Communications, Inc.	9.375% 11/01/14	655,000	664,825

See Accompanying Notes to Financial Statements.

7

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Digicel Group Ltd.	PIK, 9.125% 01/15/15 (b)	684,000	636,120

Dobson Cellular Systems, Inc.	8.375% 11/01/11	300,000	318,375
	9.875% 11/01/12	305,000	329,400

Intelsat Bermuda Ltd.	11.250% 06/15/16	865,000	926,631

Intelsat Intermediate Holdings Co., Ltd.	(f) 02/01/15 (9.250% 02/01/10)	315,000	259,087

Lucent Technologies, Inc.	6.450% 03/15/29	505,000	419,150

MetroPCS Wireless, Inc.	9.250% 11/01/14 (b)	630,000	642,600

Nextel Communications, Inc.	6.875% 10/31/13 (c)	2,495,000	2,504,978
	7.375% 08/01/15	3,510,000	3,567,231

Nordic Telephone Co. Holdings ApS	8.875% 05/01/16 (b)	385,000	406,175

Orascom Telecom Finance SCA	7.875% 02/08/14 (b)	220,000	208,175

PanAmSat Corp.	9.000% 08/15/14	210,000	216,300

Qwest Corp.	7.500% 10/01/14	1,030,000	1,071,200
	7.500% 06/15/23	100,000	98,500
	8.875% 03/15/12	435,000	474,694

Rural Cellular Corp.	8.621% 06/01/13 (b)(g)	340,000	348,500
	11.106% 11/01/12 (g)	350,000	357,000

Sprint Capital Corp.	8.750% 03/15/32	960,000	1,100,869

Syniverse Technologies, Inc.	7.750% 08/15/13	245,000	233,975

Telefonica Emisiones SAU	6.221% 07/03/17 (c)	760,000	767,763
	7.045% 06/20/36	3,125,000	3,328,691

Telenet Group Holding NV	(f) 06/15/14 (b)
	(11.500% 12/15/08)	390,000	386,100

Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	460,000	477,250

Verizon Communications, Inc.	6.250% 04/01/37	2,645,000	2,659,931

Virgin Media Finance PLC	8.750% 04/15/14	565,000	579,125

West Corp.	11.000% 10/15/16 (c)	435,000	456,750

Wind Acquisition Financial SA	PIK, 12.610% 12/21/11	564,133	548,552

Windstream Corp.	8.625% 08/01/16	505,000	538,456

	Telecommunication Services Total		25,449,053

Communications Total			61,138,912

See Accompanying Notes to Financial Statements.

8

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($) (a)	Value ($)
Consumer Cyclical – 8.3%
Airlines – 0.5%
Continental Airlines, Inc.	7.461% 04/01/15		3,737,787	3,698,073

	Airlines Total			3,698,073

Apparel – 0.2%
Broder Brothers Co.	11.250% 10/15/10		235,000	204,450

Hanesbrands, Inc.	8.784% 12/15/14 (g)		185,000	184,075

Levi Strauss & Co.	9.750% 01/15/15		665,000	698,250

Phillips-Van Heusen Corp.	7.250% 02/15/11		265,000	267,650

	Apparel Total			1,354,425

Auto Manufacturers – 0.2%
Ford Motor Co.	7.450% 07/16/31		500,000	392,500

General Motors Corp.	8.375% 07/15/33 (e)		1,075,000	941,969

	Auto Manufacturers Total			1,334,469

Auto Parts & Equipment – 0.2%
ArvinMeritor, Inc.	8.125% 09/15/15		285,000	276,450

Commercial Vehicle Group, Inc.	8.000% 07/01/13		385,000	363,825

Goodyear Tire & Rubber Co.	8.625% 12/01/11 (b)		88,000	91,960
	9.000% 07/01/15		300,000	320,250

Hayes Lemmerz Finance Luxembourg SA	8.250% 06/15/15 (b)	EUR	340,000	436,341

TRW Automotive, Inc.	7.000% 03/15/14 (b)		320,000	310,400

	Auto Parts & Equipment Total			1,799,226

Entertainment – 0.2%
Six Flags, Inc.	9.625% 06/01/14		425,000	351,156

Steinway Musical Instruments, Inc.	7.000% 03/01/14 (b)		385,000	365,750

WMG Acquisition Corp.	7.375% 04/15/14		285,000	247,950

WMG Holdings Corp.	(f) 12/15/14 (9.500% 12/15/09)		385,000	269,500

	Entertainment Total			1,234,356

Home Builders – 1.3%
D.R. Horton, Inc.	5.625% 09/15/14		4,570,000	3,885,071
	5.625% 01/15/16 (c)		250,000	210,075
	6.500% 04/15/16 (c)		4,155,000	3,639,369

KB Home	5.875% 01/15/15		570,000	484,500

Lennar Corp.	6.500% 04/15/16 (c)		755,000	682,476

	Home Builders Total			8,901,491

See Accompanying Notes to Financial Statements.

9

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Home Furnishings – 0.1%
Sealy Mattress Co.	8.250% 06/15/14	375,000	377,812

	Home Furnishings Total		377,812

Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.	7.000% 06/15/13	440,000	437,557

	Leisure Time Total		437,557

Lodging – 0.7%
Buffalo Thunder Development Authority	9.375% 12/15/14 (b)	185,000	173,900

Galaxy Entertainment Finance Co., Ltd.	9.875% 12/15/12 (b)	515,000	530,450

Greektown Holdings LLC	10.750% 12/01/13 (b)	525,000	519,750

Harrah’s Operating Co., Inc.	5.625% 06/01/15	830,000	659,850

Jacobs Entertainment, Inc.	9.750% 06/15/14	335,000	333,325

Majestic Star LLC	9.750% 01/15/11	310,000	260,400

MGM Mirage	7.500% 06/01/16	555,000	551,531

Mohegan Tribal Gaming Authority	6.875% 02/15/15	275,000	270,531

Pinnacle Entertainment, Inc.	7.500% 06/15/15 (b)	575,000	544,094
	8.250% 03/15/12	75,000	75,938

Snoqualmie Entertainment Authority	9.063% 02/01/14 (b)(g)	70,000	68,075
	9.125% 02/01/15 (b)	70,000	68,950

Station Casinos, Inc.	6.625% 03/15/18	405,000	339,187
	6.875% 03/01/16	600,000	522,000

	Lodging Total		4,917,981

Retail – 4.8%
AmeriGas Partners LP	7.125% 05/20/16	370,000	359,825

Asbury Automotive Group, Inc.	7.625% 03/15/17 (b)	180,000	165,600
	8.000% 03/15/14	350,000	337,750

AutoNation, Inc.	7.000% 04/15/14	275,000	262,625

Buffets, Inc.	12.500% 11/01/14	305,000	213,500

CVS Caremark Corp.	5.298% 01/11/27 (b)	1,357,297	1,301,783

CVS Lease Pass-Through	6.036% 12/10/28 (b)(e)	2,434,503	2,364,706

Dave & Buster’s, Inc.	11.250% 03/15/14	330,000	333,300

Federated Department Stores, Inc.	6.900% 04/01/29	1,580,000	1,485,952

See Accompanying Notes to Financial Statements.

10

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Retail (continued)
Federated Retail Holdings, Inc.	5.350% 03/15/12	645,000	632,501

Home Depot, Inc.	5.875% 12/16/36	1,875,000	1,601,548

JC Penney Corp., Inc.	7.400% 04/01/37 (c)	4,715,000	4,973,420

KAR Holdings, Inc.	10.000% 05/01/15 (b)	375,000	351,563

Landry’s Restaurants, Inc.	7.500% 12/15/14	155,000	154,225

Limited Brands, Inc.	6.900% 07/15/17	2,635,000	2,647,651
	6.950% 03/01/33	1,540,000	1,437,726
	7.600% 07/15/37	3,490,000	3,514,137

Macy’s Retail Holdings, Inc.	5.900% 12/01/16	1,470,000	1,406,746

Michaels Stores, Inc.	11.375% 11/01/16	310,000	316,975

Rite Aid Corp.	9.375% 12/15/15 (b)	550,000	511,500

Starbucks Corp.	6.250% 08/15/17	2,725,000	2,748,776

United Auto Group, Inc.	7.750% 12/15/16	310,000	296,825

Wal-Mart Stores, Inc.	4.125% 02/15/11	4,520,000	4,390,999
	5.250% 09/01/35	1,975,000	1,732,037

	Retail Total		33,541,670

Textiles – 0.0%
INVISTA	9.250% 05/01/12 (b)	230,000	241,500

	Textiles Total		241,500

Consumer Cyclical Total			57,838,560

Consumer Non-Cyclical – 5.9%
Agriculture – 0.1%
Reynolds American, Inc.	7.625% 06/01/16	295,000	314,087

	Agriculture Total		314,087

Beverages – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	308,000	313,390

Cott Beverages, Inc.	8.000% 12/15/11	300,000	295,500

SABMiller PLC	6.200% 07/01/11 (b)	1,500,000	1,549,677

	Beverages Total		2,158,567

Biotechnology – 0.6%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	390,000	395,850

Genentech, Inc.	4.400% 07/15/10	3,900,000	3,850,575

	Biotechnology Total		4,246,425

See Accompanying Notes to Financial Statements.

11

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services – 0.6%
ACE Cash Express, Inc.	10.250% 10/01/14 (b)	220,000	220,550

Ashtead Capital, Inc.	9.000% 08/15/16 (b)	340,000	335,325

Ashtead Holdings PLC	8.625% 08/01/15 (b)	365,000	354,962

Corrections Corp. of America	6.250% 03/15/13	315,000	310,275

GEO Group, Inc.	8.250% 07/15/13	480,000	484,800

Hertz Corp.	8.875% 01/01/14	350,000	360,500

Iron Mountain, Inc.	7.750% 01/15/15	360,000	359,100

Quebecor World Capital Corp.	8.750% 03/15/16 (b)	375,000	340,313

Quebecor World, Inc.	9.750% 01/15/15 (b)	220,000	210,650

Rental Service Corp.	9.500% 12/01/14 (c)	545,000	520,475

Seminole Indian Tribe of Florida	7.804% 10/01/20 (b)	190,000	193,088

Service Corp. International	6.750% 04/01/16	280,000	271,250

United Rentals North America, Inc.	7.750% 11/15/13	380,000	391,400

	Commercial Services Total		4,352,688

Cosmetics/Personal Care – 0.1%
DEL Laboratories, Inc.	8.000% 02/01/12	425,000	391,000

Elizabeth Arden, Inc.	7.750% 01/15/14	410,000	403,850

	Cosmetics/Personal Care Total		794,850

Food – 2.1%
ConAgra Foods, Inc.	7.000% 10/01/28	5,020,000	5,269,835

Dean Foods Co.	7.000% 06/01/16	260,000	247,000

Dole Food Co., Inc.	8.625% 05/01/09	305,000	305,763

Kraft Foods, Inc.	6.500% 08/11/17	2,330,000	2,406,776

Kroger Co.	7.500% 04/01/31 (c)	2,585,000	2,847,628
	8.000% 09/15/29	2,226,000	2,470,949

Pinnacle Foods Finance LLC	9.250% 04/01/15 (b)	370,000	352,425

Reddy Ice Holdings, Inc.	(f) 11/01/12 (10.500% 11/01/08)	280,000	263,200

Smithfield Foods, Inc.	7.750% 07/01/17 (c)	375,000	384,375

	Food Total		14,547,951

Healthcare Services – 0.8%
Community Health Systems, Inc.	8.875% 07/15/15 (b)	380,000	390,450

See Accompanying Notes to Financial Statements.

12

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Healthcare Services (continued)
DaVita, Inc.	7.250% 03/15/15	445,000	446,113

HCA, Inc.	9.250% 11/15/16 (b)	425,000	451,562
	PIK, 9.625% 11/15/16 (b)	530,000	565,775

Tenet Healthcare Corp.	9.875% 07/01/14	645,000	590,175

U.S. Oncology Holdings, Inc.	PIK, 10.194% 03/15/12 (b)	295,000	262,550

UnitedHealth Group, Inc.	3.300% 01/30/08	2,850,000	2,833,989

	Healthcare Services Total		5,540,614

Household Products/Wares – 0.7%
American Greetings Corp.	7.375% 06/01/16	355,000	344,350

Amscan Holdings, Inc.	8.750% 05/01/14	415,000	383,875

Clorox Co.	5.828% 12/14/07 (g)	3,000,000	3,003,276

Fortune Brands, Inc.	5.125% 01/15/11	490,000	485,783

Jarden Corp.	7.500% 05/01/17	430,000	416,025

Jostens IH Corp.	7.625% 10/01/12	310,000	315,425

	Household Products/Wares Total		4,948,734

Pharmaceuticals – 0.6%
Elan Finance PLC	8.875% 12/01/13	635,000	623,888

Mylan Laboratories, Inc.	6.375% 08/15/15	375,000	402,656

NBTY, Inc.	7.125% 10/01/15	225,000	225,000

Omnicare, Inc.	6.750% 12/15/13	335,000	312,388

Warner Chilcott Corp.	8.750% 02/01/15	365,000	377,775

Wyeth	6.500% 02/01/34	2,500,000	2,566,837

	Pharmaceuticals Total		4,508,544

Consumer Non-Cyclical Total			41,412,460

Energy – 7.7%
Coal – 0.1%
Arch Western Finance LLC	6.750% 07/01/13	360,000	352,800

Massey Energy Co.	6.875% 12/15/13	380,000	354,350

Peabody Energy Corp.	7.375% 11/01/16	165,000	174,075

	Coal Total		881,225

See Accompanying Notes to Financial Statements.

13

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Energy-Alternate Sources – 0.1%
VeraSun Energy Corp.	9.375% 06/01/17 (b)	350,000	301,000

	Energy-Alternate Sources Total		301,000

Oil & Gas – 4.9%
Canadian Natural Resources Ltd.	6.250% 03/15/38	3,525,000	3,400,462

Chesapeake Energy Corp.	6.375% 06/15/15	270,000	264,937
	7.500% 06/15/14	260,000	266,500

Cimarex Energy Co.	7.125% 05/01/17	285,000	282,862

Energy XXI Gulf Coast, Inc.	10.000% 06/15/13 (b)	340,000	321,300

Gazprom International SA	7.201% 02/01/20 (b)	2,537,931	2,601,379
	7.201% 02/01/20	126,897	130,069

Hess Corp.	7.300% 08/15/31	3,445,000	3,776,485

KCS Energy, Inc.	7.125% 04/01/12	320,000	310,400

Marathon Oil Corp.	6.000% 07/01/12	1,220,000	1,251,697

Nexen, Inc.	5.875% 03/10/35	3,200,000	2,930,877

OPTI Canada, Inc.	8.250% 12/15/14 (b)	360,000	362,700

Pemex Project Funding Master Trust	7.875% 02/01/09	1,200,000	1,239,136
	9.125% 10/13/10	450,000	497,475

PetroHawk Energy Corp.	9.125% 07/15/13	230,000	242,650

Petroplus Finance Ltd.	6.750% 05/01/14 (b)	75,000	72,000
	7.000% 05/01/17 (b)	75,000	71,250

Pride International, Inc.	7.375% 07/15/14	265,000	271,625

Qatar Petroleum	5.579% 05/30/11 (b)	933,345	936,180

Quicksilver Resources, Inc.	7.125% 04/01/16	315,000	310,275

Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09 (b)	1,035,572	1,025,247

Ras Laffan Liquefied Natural Gas Co., Ltd. III	5.832% 09/30/16 (b)	640,000	637,338
	5.838% 09/30/27 (b)	1,200,000	1,095,984

Talisman Energy, Inc.	5.850% 02/01/37	1,825,000	1,627,212
	6.250% 02/01/38	1,790,000	1,686,302

Tesoro Corp.	6.625% 11/01/15	300,000	300,000

United Refining Co.	10.500% 08/15/12 (b)	210,000	216,300

Valero Energy Corp.	6.625% 06/15/37	6,430,000	6,525,717
	6.875% 04/15/12	1,415,000	1,491,046

	Oil & Gas Total		34,145,405

See Accompanying Notes to Financial Statements.

14

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Oil & Gas Services – 0.0%
Seitel, Inc.	9.750% 02/15/14	215,000	203,175

	Oil & Gas Services Total		203,175

Pipelines – 2.6%
Atlas Pipeline Partners LP	8.125% 12/15/15	285,000	280,725

El Paso Corp.	6.875% 06/15/14	765,000	772,069

Energy Transfer Partners LP	6.125% 02/15/17	2,900,000	2,798,735

Kinder Morgan Energy Partners LP	6.950% 01/15/38	1,765,000	1,789,274

MarkWest Energy Partners LP	8.500% 07/15/16	520,000	512,200

ONEOK Partners LP	6.850% 10/15/37	1,810,000	1,824,241

Plains All American Pipeline LP	6.650% 01/15/37	5,825,000	5,794,460

TransCanada Pipelines Ltd.	6.350% 05/15/67 (g)	3,590,000	3,445,481

Williams Companies, Inc.	7.750% 06/15/31	80,000	84,100
	8.125% 03/15/12	635,000	684,212

	Pipelines Total		17,985,497

Energy Total			53,516,302

Financials – 25.9%
Banks – 9.6%
Barclays Bank PLC	7.375% 06/15/49 (b)(g)	3,900,000	4,086,143

Capital One Financial Corp.	5.700% 09/15/11	5,250,000	5,258,715

Chinatrust Commercial Bank	5.625% 12/29/49 (b)(g)	825,000	765,399

HSBC Bank USA	3.875% 09/15/09	3,290,000	3,226,039

HSBC Capital Funding LP	9.547% 12/31/49 (b)(g)	2,700,000	2,960,636

JPMorgan Chase Bank NA	6.000% 10/01/17	10,550,000	10,652,272

Lloyds TSB Group PLC	6.267% 12/31/49 (b)(g)	2,355,000	2,154,067

M&I Marshall & Ilsley Bank	5.300% 09/08/11	3,625,000	3,645,329

PNC Funding Corp.	5.125% 12/14/10	1,375,000	1,376,236
	5.625% 02/01/17	1,990,000	1,944,933

Regions Financing Trust II	6.625% 05/15/47 (g)	1,115,000	1,055,036

Royal Bank of Scotland Group PLC	6.990% 10/29/49 (b)(d)(g)	1,600,000	1,629,936
	7.640% 03/31/49 (d)(g)	300,000	313,788

Union Planters Corp.	4.375% 12/01/10	3,250,000	3,141,583

See Accompanying Notes to Financial Statements.

15

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)
Banks (continued)
USB Capital IX	6.189% 04/15/42 (g)	12,930,000	12,938,586

Wachovia Capital Trust III	5.800% 03/15/42 (g)	8,780,000	8,721,095

Wachovia Corp.	4.375% 06/01/10	1,225,000	1,206,354

Wells Fargo & Co.	5.794% 09/15/09 (g)	1,800,000	1,798,369

	Banks Total		66,874,516

Diversified Financial Services – 9.3%
Air 2 US	8.027% 10/01/19 (b)	630,139	639,591

AmeriCredit Corp.	8.500% 07/01/15 (b)	25,000	22,125

Bear Stearns Companies, Inc.	5.550% 01/22/17 (c)	1,315,000	1,241,318
	6.400% 10/02/17	1,320,000	1,314,135

Capital One Capital IV	6.745% 02/17/37 (g)	4,675,000	4,168,955

CIT Group, Inc.	5.850% 09/15/16	3,710,000	3,494,583

Countrywide Home Loan, Inc.	3.250% 05/21/08	2,075,000	1,999,783

Eaton Vance Corp.	6.500% 10/02/17	3,605,000	3,591,914

Ford Motor Credit Co.	7.800% 06/01/12 (c)	695,000	661,153
	8.000% 12/15/16	370,000	346,137

Fund American Companies, Inc.	5.875% 05/15/13	1,557,000	1,535,140

General Electric Capital Corp.	5.814% 12/15/09 (g)	2,410,000	2,401,408
	6.750% 03/15/32	2,755,000	3,033,181

GMAC LLC	6.875% 09/15/11	855,000	813,673
	8.000% 11/01/31	955,000	936,933

Goldman Sachs Capital II	5.793% 12/29/49 (g)	1,500,000	1,419,373

Goldman Sachs Group, Inc.	6.250% 09/01/17	2,800,000	2,861,292

Hellas Telecommunications Luxembourg II	11.110% 01/15/15 (b)(g)	245,000	237,037

International Lease Finance Corp.	4.875% 09/01/10	1,440,000	1,430,178
	6.375% 03/15/09	1,550,000	1,580,236

JP Morgan Chase Capital XVII	5.850% 08/01/35 (c)	2,950,000	2,639,300

LaBranche & Co., Inc.	11.000% 05/15/12	395,000	395,987

Lehman Brothers Holdings, Inc.	6.200% 09/26/14	7,365,000	7,394,173

LVB Acquisition Merger Sub, Inc.	PIK, 10.375% 10/15/17 (b)	715,000	690,869

Merrill Lynch & Co., Inc.	5.700% 05/02/17 (c)	2,285,000	2,221,555
	6.050% 08/15/12	2,155,000	2,209,562

See Accompanying Notes to Financial Statements.

16

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)
Diversified Financial Services (continued)
Morgan Stanley	5.750% 10/18/16	4,000,000	3,945,888

PF Export Receivables Master Trust	3.748% 06/01/13 (b)	709,836	680,137

Residential Capital Corp.	7.375% 06/30/10	4,035,000	3,349,050
	7.500% 06/01/12 (c)	865,000	700,650

Residential Capital LLC	7.500% 04/17/13	1,345,000	1,086,087

SLM Corp.	5.000% 10/01/13	265,000	231,397
	5.375% 05/15/14	2,290,000	1,998,460

Toll Brothers Finance Corp.	5.150% 05/15/15	1,510,000	1,293,261

Wimar Opco LLC	9.625% 12/15/14 (b)	460,000	356,500

Windsor Financing LLC	5.881% 07/15/17 (b)	2,166,100	2,201,906

	Diversified Financial Services Total		65,122,927

Insurance – 1.6%
Asurion Corp.	11.828% 07/02/15	265,000	258,264

Crum & Forster Holdings Corp.	7.750% 05/01/17	600,000	570,000

HUB International Holdings, Inc.	10.250% 06/15/15 (b)	340,000	316,200

ING Groep NV	5.775% 12/29/49 (g)	3,105,000	2,933,725

Liberty Mutual Group, Inc.	7.500% 08/15/36 (b)	4,010,000	4,110,370

Metlife, Inc.	6.400% 12/15/36	1,780,000	1,692,515

Prudential Financial, Inc.	4.750% 06/13/15 (c)	1,075,000	1,010,569

USI Holdings Corp.	9.750% 05/15/15 (b)	215,000	192,963

	Insurance Total		11,084,606

Real Estate – 0.8%
ERP Operating LP	5.750% 06/15/17	3,285,000	3,139,011

Prudential Property	6.625% 04/01/09 (b)	1,800,000	1,843,528

Realogy Corp.	10.500% 04/15/14 (b)	245,000	208,862
	12.375% 04/15/15 (b)(c)	225,000	169,875

	Real Estate Total		5,361,276

Real Estate Investment Trusts (REITs) – 2.3%
Archstone-Smith Trust	5.750% 03/15/16	935,000	922,813
	6.875% 02/15/08	148,250	148,630

Health Care Property Investors, Inc.	6.300% 09/15/16	3,865,000	3,792,837
	7.072% 06/08/15	745,000	753,366

Highwoods Properties, Inc.	5.850% 03/15/17	830,000	786,536

See Accompanying Notes to Financial Statements.

17

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust	5.625% 03/15/17	3,040,000	2,817,317

Host Marriott LP	6.750% 06/01/16	485,000	480,150

iStar Financial, Inc.	5.125% 04/01/11	850,000	799,780
	8.750% 08/15/08	1,209,000	1,198,183

Liberty Property LP	5.500% 12/15/16	2,155,000	2,016,791

Rouse Co. LP/TRC Co-Issuer, Inc.,	6.750% 05/01/13 (b)	375,000	367,850

Simon Property Group LP	5.875% 03/01/17 (c)	2,500,000	2,444,295

	Real Estate Investment Trusts (REITs) Total		16,528,548

Savings & Loans – 2.3%
Washington Mutual Bank	5.125% 01/15/15	5,515,000	5,136,660

Washington Mutual Preferred Funding Delaware	6.534% 03/29/49 (b)(g)	11,800,000	10,799,478

	Savings & Loans Total		15,936,138

Financials Total			180,908,011

Industrials – 3.0%
Aerospace & Defense – 0.5%
DRS Technologies, Inc.	6.625% 02/01/16	315,000	311,063
	6.875% 11/01/13	75,000	75,000

L-3 Communications Corp.	6.375% 10/15/15	370,000	363,525

Raytheon Co.	5.500% 11/15/12	1,800,000	1,820,117

Sequa Corp.	9.000% 08/01/09	310,000	322,400

Systems 2001 Asset Trust	6.664% 09/15/13 (b)	579,670	611,007

	Aerospace & Defense Total		3,503,112

Building Materials – 0.0%
NTK Holdings, Inc.	(f) 03/01/14 (10.750% 09/01/09)	330,000	202,950

	Building Materials Total		202,950

Electrical Components & Equipment – 0.1%
Belden CDT, Inc.	7.000% 03/15/17 (b)	480,000	475,200

General Cable Corp.	7.125% 04/01/17 (c)	170,000	166,600
	7.735% 04/01/15 (g)	170,000	164,900

	Electrical Components & Equipment Total		806,700

Electronics – 0.1%
Flextronics International Ltd.	6.250% 11/15/14	490,000	458,150

NXP BV/NXP Funding LLC	9.500% 10/15/15 (c)	350,000	326,375

	Electronics Total		784,525

See Accompanying Notes to Financial Statements.

18

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Engineering & Construction – 0.0%
Esco Corp.	8.625% 12/15/13 (b)	270,000	265,950

	Engineering & Construction Total		265,950

Environmental Control – 0.2%
Aleris International, Inc.	10.000% 12/15/16	260,000	230,100
	PIK, 9.000% 12/15/14	260,000	240,500

Allied Waste North America, Inc.	7.875% 04/15/13	950,000	980,875

	Environmental Control Total		1,451,475

Hand/Machine Tools – 0.0%
Baldor Electric Co.	8.625% 02/15/17	245,000	256,025

	Hand/Machine Tools Total		256,025

Machinery-Construction & Mining – 0.1%
Terex Corp.	7.375% 01/15/14	350,000	355,250

	Machinery-Construction & Mining Total		355,250

Machinery-Diversified – 0.1%
Columbus McKinnon Corp.	8.875% 11/01/13	295,000	303,850

Manitowoc Co., Inc.	7.125% 11/01/13	400,000	398,000

	Machinery-Diversified Total		701,850

Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.	7.500% 03/01/14	295,000	293,525

Bombardier, Inc.	6.300% 05/01/14 (b)	610,000	597,800

Koppers Holdings, Inc.	(f)11/15/14
	(9.875% 11/15/09)	385,000	329,175

Trinity Industries, Inc.	6.500% 03/15/14	510,000	489,600

	Miscellaneous Manufacturing Total		1,710,100

Packaging & Containers – 0.4%
Berry Plastics Holding Corp.	10.250% 03/01/16 (c)	365,000	357,700

Crown Americas LLC & Crown Americas Capital Corp.	7.750% 11/15/15	530,000	547,225

Jefferson Smurfit Corp.	8.250% 10/01/12	370,000	370,925

Owens-Brockway Glass Container, Inc.	6.750% 12/01/14	1,200,000	1,183,500

Solo Cup Co.	8.500% 02/15/14	325,000	287,625

	Packaging & Containers Total		2,746,975

Transportation – 1.2%
BNSF Funding Trust I	6.613% 12/15/55 (g)	1,730,000	1,560,652

See Accompanying Notes to Financial Statements.

19

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Transportation (continued)
Burlington Northern Santa Fe Corp.	6.200% 08/15/36 (c)	645,000	626,402
	7.950% 08/15/30	945,000	1,095,625

CHC Helicopter Corp.	7.375% 05/01/14	385,000	365,750

Navios Maritime Hldgs, Inc.	9.500% 12/15/14	390,000	402,187

PHI, Inc.	7.125% 04/15/13	315,000	302,400

QDI LLC	9.000% 11/15/10	245,000	233,363

Ship Finance International Ltd.	8.500% 12/15/13	420,000	431,550

Stena AB	7.500% 11/01/13	525,000	527,625

TFM SA de CV	9.375% 05/01/12	370,000	387,575

Union Pacific Corp.	6.650% 01/15/11	2,010,000	2,073,227

	Transportation Total		8,006,356

Industrials Total			20,791,268

Private Placement – 0.1%
Private Placement – 0.1%
First Data Corp. B1 Tranche Corp.	7.900% 09/24/14	1,000,000	958,958

	Private Placement Total		958,958

Private Placement Total			958,958

Technology – 0.3%
Computers – 0.1%
Sungard Data Systems, Inc.	9.125% 08/15/13	610,000	634,400

	Computers Total		634,400

Semiconductors – 0.2%
Advanced Micro Devices, Inc.	7.750% 11/01/12	250,000	230,000

Freescale Semiconductor, Inc.	10.125% 12/15/16 (c)	780,000	725,400
	PIK, 9.125% 12/15/14	505,000	467,125

	Semiconductors Total		1,422,525

Software – 0.0%
Open Solutions, Inc.	9.750% 02/01/15 (b)	385,000	370,563

	Software Total		370,563

Technology Total			2,427,488

See Accompanying Notes to Financial Statements.

20

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Utilities – 6.2%
Electric – 5.6%
AES Corp.	7.750% 03/01/14	585,000	593,775

Alabama Power Co.	5.695% 08/25/09 (g)	2,540,000	2,549,223

American Electric Power Co., Inc.	5.250% 06/01/15	1,825,000	1,744,021

CMS Energy Corp.	6.875% 12/15/15	250,000	251,597

Commonwealth Edison Co.	5.900% 03/15/36	690,000	646,070
	5.950% 08/15/16	4,015,000	4,001,277
	6.150% 09/15/17	4,500,000	4,526,743
	6.950% 07/15/18	2,710,000	2,787,912

Dynegy Holdings, Inc.	7.125% 05/15/18	480,000	438,000
	7.750% 06/01/19 (b)	265,000	253,406

Edison Mission Energy	7.000% 05/15/17 (b)	665,000	655,025

Exelon Generation Co. LLC	6.200% 10/01/17	1,000,000	1,000,806

FPL Energy American Wind LLC	6.639% 06/20/23 (b)	1,143,525	1,184,567

FPL Energy National Wind LLC	5.608% 03/10/24 (b)	203,210	200,067

Hydro Quebec	8.500% 12/01/29	1,620,000	2,207,409

Intergen NV	9.000% 06/30/17 (b)	760,000	798,000

MidAmerican Energy Holdings Co.	5.875% 10/01/12	2,700,000	2,741,688

Mirant North America LLC	7.375% 12/31/13	435,000	441,525

NRG Energy, Inc.	7.250% 02/01/14	300,000	300,750
	7.375% 02/01/16	300,000	300,750
	7.375% 01/15/17	145,000	145,000

NSG Holdings LLC/NSG Holdings, Inc.	7.750% 12/15/25 (b)	320,000	316,800

Oncor Electric Delivery Co.	7.250% 01/15/33	1,800,000	1,866,242

Pacific Gas & Electric Co.	6.050% 03/01/34	2,500,000	2,455,227

Progress Energy, Inc.	7.100% 03/01/11	2,360,000	2,482,040
	7.750% 03/01/31 (c)	2,200,000	2,534,675

Reliant Energy, Inc.	7.875% 06/15/17 (c)	245,000	246,531

Southern Power Co.	6.375% 11/15/36	600,000	565,052

Tenaska Alabama II Partners LP	6.125% 03/30/23 (b)	1,055,597	1,058,099

	Electric Total		39,292,277

See Accompanying Notes to Financial Statements.

21

Columbia Income Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Utilities (continued)
Gas – 0.6%
Atmos Energy Corp.	6.350% 06/15/17	1,585,000	1,610,149

Nakilat, Inc.	6.067% 12/31/33 (b)	1,385,000	1,336,345

Southern California Gas Co.	5.750% 12/01/09 (g)	1,055,000	1,051,491

	Gas Total		3,997,985

Utilities Total			43,290,262
	Total Corporate Fixed-Income Bonds & Notes (cost of $486,665,614)		476,741,882

Government & Agency Obligations – 16.8%
Foreign Government Obligations – 3.7%
European Investment Bank	5.125% 05/30/17 (c)	4,555,000	4,567,071

Export-Import Bank of Korea	4.625% 03/16/10	1,550,000	1,543,403

Province of Manitoba	5.000% 02/15/12	100,000	100,903

Province of New Brunswick	5.200% 02/21/17	1,600,000	1,610,653

Province of Nova Scotia	5.125% 01/26/17	3,000,000	3,005,502

Province of Ontario	4.950% 06/01/12	90,000	91,050
	5.000% 10/18/11	505,000	510,563
	5.450% 04/27/16 (c)	7,000,000	7,207,718

Province of Quebec	5.000% 03/01/16 (c)	3,835,000	3,809,118

State of Qatar	9.750% 06/15/30 (b)	1,650,000	2,433,750

Swedish Export Credit	5.125% 03/01/17 (c)	1,280,000	1,265,464

Foreign Government Obligations Total			26,145,195

U.S. Government Agencies – 0.7%
Federal Home Loan Mortgage Corp.	5.750% 06/27/16 (c)	1,750,000	1,821,447

Federal National Mortgage Association	6.000% 04/18/36	2,775,000	2,840,734

U.S. Government Agencies Total			4,662,181

U.S. Government Obligations – 12.4%
U.S. Treasury Bonds	4.500% 05/15/17 (c)(e)(h)	38,390,000	38,174,056
	7.250% 08/15/22 (c)	700,000	875,000
	4.500% 02/15/36 (c)	12,085,000	11,457,148
	4.750% 02/15/37 (c)	5,585,000	5,507,771

See Accompanying Notes to Financial Statements.

22

Columbia Income Fund

September 30, 2007 (Unaudited)

Government & Agency Obligations (continued)

		Par ($)	Value ($)
U.S. Government Obligations (continued)
U.S. Treasury Notes	4.625% 02/29/12 (c)	1,660,000	1,689,438
	4.625% 07/31/12 (c)	4,210,000	4,283,347
	4.875% 04/30/08 (c)	18,800,000	18,876,366
	4.875% 06/30/12 (c)	6,000,000	6,167,814

U.S. Government Obligations Total			87,030,940
	Total Government & Agency Obligations (cost of $116,038,915)		117,838,316

Asset-Backed Securities – 6.6%
AmeriCredit Automobile Receivables Trust	3.930% 10/06/11	2,700,000	2,669,555

Bay View Auto Trust	4.550% 02/25/14	600,000	595,829
	5.310% 06/25/14	1,110,000	1,104,326

Capital Auto Receivables Asset Trust, 2006-SN1A B	5.500% 04/20/10 (b)	1,250,000	1,246,898

Capital One Master Trust	5.953% 11/15/11 (g)	1,000,000	1,000,719

Citibank Credit Card Issuance Trust	5.650% 09/20/19	2,000,000	1,981,658

Citicorp Residential Mortgage Securities, Inc.	5.892% 03/25/37	3,300,000	3,218,657
	6.080% 06/25/37	4,000,000	4,029,287

Citigroup Mortgage Loan Trust, Inc.	5.517% 08/25/35	1,200,000	1,103,738
	5.598% 03/25/36	1,000,000	999,093
	5.666% 08/25/35	1,000,000	830,107

Countrywide Asset-Backed Certificates	5.241% 06/25/21 (g)	1,544,238	1,524,405

Ford Credit Auto Owner Trust	5.470% 09/15/12	4,000,000	3,944,990
	5.680% 06/15/12	1,500,000	1,493,595

GE Capital Credit Card Master Note Trust	5.763% 06/15/11 (g)	1,800,000	1,798,776

GE Equipment Small Ticket LLC	4.620% 12/22/14 (b)	363,650	360,186
	5.120% 06/22/15 (b)	1,315,374	1,316,673

Green Tree Financial Corp.	6.870% 01/15/29	596,855	615,834

GS Auto Loan Trust	4.980% 11/15/13	865,994	862,966

Harley-Davidson Motorcycle Trust	5.540% 04/15/15	1,400,000	1,390,685

JPMorgan Auto Receivables Trust	5.610% 12/15/14 (b)	2,626,611	2,638,729

JPMorgan Mortgage Acquisition Corp.	5.241% 06/25/37 (g)	1,800,000	1,763,340
	5.627% 10/25/35	1,550,000	1,536,679

Pinnacle Capital Asset Trust	5.770% 05/25/10 (b)	1,500,000	1,494,590

See Accompanying Notes to Financial Statements.

23

Columbia Income Fund

September 30, 2007 (Unaudited)

Asset-Backed Securities (continued)

		Par ($)	Value ($)

Residential Asset Mortgage Products, Inc.	4.120% 06/25/33	369,947	346,050

Residential Funding Mortgage Securities II, Inc.	5.110% 09/25/35	1,500,000	1,400,746

Small Business Administration Participation Certificates	5.570% 03/01/26	1,087,647	1,101,850

Wachovia Auto Loan Owner Trust	5.650% 02/20/13	2,500,000	2,503,983

WFS Financial Owner Trust	4.760% 05/17/13	1,200,000	1,181,725

	Total Asset-Backed Securities (cost of $46,691,652)		46,055,669

Collateralized Mortgage Obligations – 4.1%
Agency – 0.2%
Government National Mortgage Association	4.954% 05/16/31	1,365,000	1,307,750

Agency Total			1,307,750

Non-Agency – 3.9%
Citicorp Mortgage Securities, Inc.	5.959% 05/25/37 (g)	1,494,529	1,274,561

Citigroup Mortgage Loan Trust, Inc.	5.823% 11/25/36 (g)	3,997,143	4,012,745

Countrywide Alternative Loan Trust	5.000% 03/25/20	3,713,423	3,596,220
	5.500% 09/25/35	2,131,911	1,686,338

First Horizon Alternative Mortgage Securities	5.979% 05/25/36 (g)	983,679	789,142

Nomura Asset Acceptance Corp.	5.231% 08/25/36 (g)	465,379	464,664

Residential Accredit Loans, Inc.	5.500% 02/25/35	1,876,272	1,853,351

Sequoia Mortgage Trust	6.015% 07/20/37 (g)	1,494,937	1,489,693

Wachovia Bank Commercial Mortgage Trust	5.928% 05/15/43 (g)	11,425,000	11,639,829

Wachovia Mortgage Loan Trust LLC	5.418% 05/20/36 (g)	497,809	480,826

Non-Agency Total			27,287,369
	Total Collateralized Mortgage Obligations (cost of $29,482,795)		28,595,119

See Accompanying Notes to Financial Statements.

24

Columbia Income Fund

September 30, 2007 (Unaudited)

		Par ($)	Value ($)
Mortgage-Backed Securities – 2.9%
Federal National Mortgage Association	5.500% 08/01/22	4,000,000	3,990,714
	6.000% 10/01/36	1,730,284	1,733,165
	6.500% 11/01/36	1,710,917	1,742,313
	9.000% 06/01/20	52,296	56,297
	TBA, 5.500% 10/11/37 (d)	12,780,000	12,516,413

Government National Mortgage Association	10.000% 10/15/17	3,861	4,360
	10.000% 01/15/19	323	366
	10.500% 01/15/16	2,986	3,382
	10.500% 04/15/20	2,160	2,470
	10.500% 05/15/20	7,063	8,080
	11.500% 05/15/13	5,878	6,611
	12.500% 11/15/10	3,219	3,505
	12.500% 10/15/13	1,935	2,156
	12.500% 11/15/13	2,850	3,219
	12.500% 12/15/13	7,492	8,461
	13.000% 04/15/11	24	27
	14.000% 08/15/11	1,737	1,974

	Total Mortgage-Backed Securities (cost of $20,194,268)		20,083,513

Municipal Bond – 0.1%
Virginia – 0.1%
VA Tobacco Settlement Financing Corp.	Series 2007 A1, 6.706% 06/01/46	425,000	394,557

Virginia Total			394,557
	Total Municipal Bond (cost of $424,958)		394,557

		Shares
Securities Lending Collateral –17.1%

	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.320%) (i)	119,578,386	119,578,386

	Total Securities Lending Collateral (cost of $119,578,386)		119,578,386

Short-Term Obligations – 2.6%
		Par ($)
Commercial Paper – 0.1%
Carrera Capital Finance LLC	5.300% 11/05/07	600,000	596,908

See Accompanying Notes to Financial Statements.

25

Columbia Income Fund

September 30, 2007 (Unaudited)

Short-Term Obligations (continued)

	Par ($)	Value ($)
Repurchase Agreement – 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by a U.S. Treasury Obligation maturing 05/21/13, market value of $17,939,250 (repurchase proceeds $17,593,049)	17,586,000	17,586,000

	Total Short-Term Obligations (cost of $18,182,908)	18,182,908

	Total Investments – 118.4% (cost of $837,259,496) (j)	827,470,350

Other Assets & Liabilities, Net – (18.4)%		(128,303,420)

Net Assets – 100.0%		699,166,930

Notes to Investment Portfolio:

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $80,217,664, which represents 11.5% of net assets.

(c)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 was $116,497,005

(d)	Security purchased on a delayed delivery basis.

(e)	A portion of this security is pledged as collateral for credit default swaps.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(h)	All or a portion of this security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $431,438.

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $837,892,077.

At September 30, 2007, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5-Year U.S. Treasury Notes	100	$10,703,125	$10,667,512	Dec-2007	$35,613

At September 30, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	50	$5,464,063	$5,544,369	Dec-2007	$80,306
U.S. Treasury Bonds	243	27,056,531	27,230,434	Dec-2007	173,903

					$254,209

At September 30, 2007, the Fund had entered into the following forward foreign currency exchange contract:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$728,860	$709,180	10/22/07	$(19,680)

See Accompanying Notes to Financial Statements.

26

Columbia Income Fund

September 30, 2007 (Unaudited)

At September 30, 2007, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sale Protection	Receive/Pay Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Morgan Stanley	Ford Motor Co. 7.450% 07/16/31	Sale	3.000%	06/20/09	$500,000	$(9,434)
Royal Bank of Scotland	Toll Brothers, Inc. 6.875% 11/15/12	Sale	1.070%	09/20/12	1,250,000	(86,625)
Morgan Stanley	Washington Mutual, Inc. 5.250% 09/15/17	Buy	(1.350%)	09/20/12	5,000,000	(81,565)
UBS Securities	Wachovia Corp 3.625% 02/17/09	Buy	(0.047%)	09/20/17	5,000,000	(24,770)
Morgan Stanley	Citigroup 6.500% 01/18/11	Buy	(0.490%)	12/20/12	5,000,000	(35,260)

						$(237,654)

At September 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	68.2
Government & Agency Obligations	16.8
Asset-Backed Securities	6.6
Collateralized Mortgage Obligations	4.1
Mortgage-Backed Securities	2.9
Municipal Bond	0.1

98.7
Securities Lending Collateral	17.1
Short-Term Obligations	2.6
Other Assets & Liabilities, Net	(18.4)

100.0

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

27

Statement of Assets and Liabilities – Columbia Income Fund

September 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	837,259,496

	Investments, at value (including securities on loan of $116,497,005)	827,470,350
	Cash	146,208
	Receivable for:
	Investments sold	23,155,480
	Fund shares sold	2,089,935
	Interest	9,430,034
	Foreign tax reclaims	10,420
	Dollar roll income	139
	Futures variation margin	4,688
	Securities lending	42,135
	Trustees’ deferred compensation plan	44,052

	Total Assets	862,393,441

Liabilities	Collateral on securities loaned	119,578,386
	Unrealized depreciation on forward foreign currency exchange contracts	19,680
	Unrealized depreciation on credit default swap contracts	237,654
	Payable for:
	Investments purchased	25,802,270
	Investments purchased on a delayed delivery basis	14,515,090
	Fund shares repurchased	847,571
	Distributions	1,615,064
	Investment advisory fee	233,257
	Administration fee	72,958
	Transfer agent fee	92,037
	Pricing and bookkeeping fees	12,082
	Trustees’ fees	1,783
	Custody fee	1,524
	Distribution and service fees	51,321
	Chief compliance officer expenses	196
	Trustees’ deferred compensation plan	44,052
	Deferred dollar roll fee income	327
	Other liabilities	101,259

	Total Liabilities	163,226,511

	Net Assets	699,166,930

Composition of Net Assets	Paid-in capital	746,252,547
	Overdistributed net investment income	(1,753,577)
	Accumulated net realized loss	(35,576,265)
	Net unrealized appreciation (depreciation) on:
	Investments	(9,789,146)
	Foreign currency translations	(18,797)
	Swap contracts	(237,654)
	Futures contracts	289,822

	Net Assets	699,166,930

See Accompanying Notes to Financial Statements.

28

Statement of Assets and Liabilities (continued) – Columbia Income Fund

September 30, 2007 (Unaudited)

Class A	Net assets	$124,405,382
	Shares outstanding	13,164,789
	Net asset value per share	$9.45	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.45/0.9525)	$9.92	(b)

Class B
	Net assets	$17,328,360
	Shares outstanding	1,833,698
	Net asset value and offering price per share	$9.45	(a)

Class C
	Net assets	$16,437,936
	Shares outstanding	1,739,482
	Net asset value and offering price per share	$9.45	(a)

Class Z
	Net assets	$540,995,252
	Shares outstanding	57,248,700
	Net asset value, offering and redemption price per share	$9.45

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

29

Statement of Operations – Columbia Income Fund

For the Six Months September 30, 2007 (Unaudited)

		($)
Investment Income	Interest	21,469,519
	Dollar roll fee income	24,208
	Securities lending	206,357
	Foreign taxes withheld	(343)

	Total Investment Income	21,699,741

Expenses	Investment advisory fee	1,404,037
	Administration fee	443,012
	Distribution fee:
	Class B	69,373
	Class C	61,328
	Service fee:
	Class A	155,625
	Class B	23,124
	Class C	20,445
	Transfer agent fee	354,921
	Pricing and bookkeeping fees	91,129
	Trustees’ fees	19,980
	Custody fee	12,689
	Chief compliance officer expenses	394
	Other expenses	167,972

	Total Expenses	2,824,029

	Fees waived by Distributor – Class C	(12,260)
	Expense reductions	(9,626)

	Net Expenses	2,802,143

	Net Investment Income	18,897,598

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Swaps Contracts	Net realized gain (loss) on:
	Investments	(3,186,022)
	Foreign currency transactions	(19,502)
	Futures contracts	204,079
	Swap contracts	86,574

	Net realized loss	(2,914,871)

	Net change in unrealized appreciation (depreciation) on:
	Investments	(13,472,760)
	Foreign currency translations	(16,356)
	Futures contracts	(166,912)
	Swap contracts	(237,654)

	Net change in unrealized depreciation	(13,893,682)

	Net Loss	(16,808,553)

	Net Increase Resulting from Operations	2,089,045

See Accompanying Notes to Financial Statements.

30

Statement of Changes in Net Assets – Columbia Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	18,897,598	29,528,460
	Net realized loss on investments, foreign currency transactions, futures contracts and swap contracts	(2,914,871)	(3,425,027)
	Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts and swap contracts	(13,893,682)	8,200,539

	Net Increase Resulting from Operations	2,089,045	34,303,972

Distributions to Shareholders	From net investment income:
	Class A	(3,353,514)	(5,846,202)
	Class B	(429,425)	(997,114)
	Class C	(391,245)	(695,045)
	Class Z	(14,931,073)	(22,774,908)

	Total Distributions to Shareholders	(19,105,257)	(30,313,269)

Share Transactions	Class A:
	Subscriptions	18,958,114	42,939,827
	Distributions reinvested	2,609,368	4,324,217
	Redemptions	(17,377,245)	(25,146,508)

	Net Increase	4,190,237	22,117,536

	Class B:
	Subscriptions	1,662,071	4,203,406
	Distributions reinvested	301,329	698,684
	Redemptions	(4,274,543)	(8,588,862)

	Net decrease	(2,311,143)	(3,686,772)

	Class C:
	Subscriptions	2,361,082	7,515,193
	Distributions reinvested	273,781	479,361
	Redemptions	(2,457,787)	(4,490,367)

	Net Increase	177,076	3,504,187

	Class Z:
	Subscriptions	90,866,051	230,825,585
	Distributions reinvested	5,966,422	10,941,745
	Redemptions	(51,837,804)	(87,074,414)

	Net Increase	44,994,669	154,692,916
	Net Increase from Share Transactions	47,050,839	176,627,867

	Total Increase in Net Assets	30,034,627	180,618,570

Net Assets	Beginning of period	669,132,303	488,513,733
	End of period	699,166,930	669,132,303
	Overdistributed net investment income at end of period	(1,753,577)	(1,545,918)

See Accompanying Notes to Financial Statements.

31

Statement of Changes in Net Assets (continued) – Columbia Income Fund

		(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Changes in Shares	Class A:
	Subscriptions	1,990,796	4,465,996
	Issued for distributions reinvested	274,526	448,389
	Redemptions	(1,835,286)	(2,610,548)

	Net Increase	430,036	2,303,837

	Class B:
	Subscriptions	175,115	437,636
	Issued for distributions reinvested	31,683	72,518
	Redemptions	(449,140)	(893,624)

	Net Decrease	(242,342)	(383,470)

	Class C:
	Subscriptions	247,640	780,553
	Issued for distributions reinvested	28,804	49,713
	Redemptions	(257,231)	(466,368)

	Net Increase	19,213	363,898

	Class Z:
	Subscriptions	9,517,089	23,913,122
	Issued for distributions reinvested	627,807	1,135,205
	Redemptions	(5,458,296)	(9,046,215)

	Net Increase	4,686,600	16,002,112

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Year Ended June 30,
Class A Shares			2007		2006	2005			2003 (c)		2002 (c)
Net Asset Value, Beginning of Period	$9.68		$9.62		$9.89	$10.21	$10.10		$9.44		$9.54

Income from Investment Operations:
Net investment income (d)	0.25		0.49		0.45	0.47	0.39		0.45		0.60
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.22)		0.08		(0.21)	(0.27)	0.15		0.75		(0.08)

Total from Investment Operations	0.03		0.57		0.24	0.20	0.54		1.20		0.52

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.51)		(0.51)	(0.52)	(0.43)		(0.54)		(0.62)
Return of capital	—		—		—	—	—		—		—	(e)

Total Distributions to Shareholders	(0.26)		(0.51)		(0.51)	(0.52)	(0.43)		(0.54)		(0.62)

Net Asset Value, End of Period	$9.45		$9.68		$9.62	$9.89	$10.21		$10.10		$9.44
Total return (f)	0.28	%(i)	6.04	%(g)	2.39%	2.00%	5.50	%(h)(i)	13.18	%(h)	5.53%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	0.97	%(k)	0.97%		1.01%	0.97%	1.14	%(k)	1.23%		1.10%
Interest expense	—		—		—	—	—	%(k)(l)	—		—
Net expense (j)	0.97	%(k)	0.97%		1.01%	0.97%	1.14	%(k)	1.23%		1.10%
Waiver/Reimbursement	—		—		—	—	0.03	%(k)	0.05%		—
Net investment income (j)	5.34	%(k)	5.13%		4.57%	4.66%	5.20	%(k)	5.12%		6.32%
Portfolio turnover rate	84	%(i)	142%		147%	36%	93	%(i)	96%		136	%(m)
Net assets, end of period (000’s)	$124,405		$123,330		$100,295	$96,568	$92,053		$89,740		$204

(a)	On October 13, 2003, Liberty Income Fund was renamed Columbia Income Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Income Portfolio, prior to the portfolio liquidation.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)	Not annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

(m)	Portfolio turnover disclosed is for SR&F Income Portfolio.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Period Ended June 30, 2003 (c)(d)
Class B Shares			2007		2006	2005
Net Asset Value, Beginning of Period	$9.68		$9.62		$9.89	$10.21	$10.10		$9.47

Income from Investment Operations:
Net investment income (e)	0.22		0.42		0.38	0.39	0.33		0.40
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.23)		0.07		(0.22)	(0.27)	0.15		0.68

Total from Investment Operations	(0.01)		0.49		0.16	0.12	0.48		1.08

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.43)		(0.43)	(0.44)	(0.37)		(0.45)

Net Asset Value, End of Period	$9.45		$9.68		$9.62	$9.89	$10.21		$10.10
Total return (f)	(0.09	)%(i)	5.26	%(g)	1.63%	1.25%	4.91	%(h)(i)	11.78	%(h)(i)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	1.72	%(k)	1.72%		1.76%	1.72%	1.89	%(k)	1.99	%(k)
Interest expense	—		—		—	—	—	%(k)(l)	—
Net expense (j)	1.72	%(k)	1.72%		1.76%	1.72%	1.89	%(k)	1.99	%(k)
Waiver/Reimbursement	—		—		—	—	0.03	%(k)	0.11	%(k)
Net investment income (j)	4.60	%(k)	4.38%		3.83%	3.91%	4.46	%(k)	4.39	%(k)
Portfolio turnover rate	84	%(i)	142%		147%	36%	93	%(i)	96	%(i)
Net assets, end of period (000’s)	$17,328		$20,105		$23,649	$25,375	$29,534		$32,430

(a)	On October 13, 2003, Liberty Income Fund was renamed Columbia Income Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Income Portfolio, prior to the portfolio liquidation.

(d)	Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)	Not annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Period Ended June 30, 2003 (c)(d)
Class C Shares			2007		2006	2005
Net Asset Value, Beginning of Period	$9.68		$9.62		$9.89	$10.21	$10.10		$9.47

Income from Investment Operations:
Net investment income (e)	0.22		0.44		0.39	0.41	0.34		0.42
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and swap contracts	(0.22)		0.07		(0.21)	(0.27)	0.15		0.68

Total from Investment Operations	—		0.51		0.18	0.14	0.49		1.10

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.45)		(0.45)	(0.46)	(0.38)		(0.47)

Net Asset Value, End of Period	$9.45		$9.68		$9.62	$9.89	$10.21		$10.10
Total return (f)(g)	(0.01	)%(i)	5.41	%(h)	1.78%	1.40%	5.03	%(i)	11.94	%(i)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	1.57	%(k)	1.57%		1.61%	1.57%	1.74	%(k)	1.84	%(k)
Interest expense	—		—		—	—	—	%(k)(l)	—
Net expense (j)	1.57	%(k)	1.57%		1.61%	1.57%	1.74	%(k)	1.84	%(k)
Waiver/Reimbursement	0.15	%(k)	0.15%		0.15%	0.15%	0.18	%(k)	0.23	%(k)
Net investment income (j)	4.74	%(k)	4.52%		3.96%	4.06%	4.52	%(k)	4.51	%(k)
Portfolio turnover rate	84	%(i)	142%		147%	36%	93	%(i)	96	%(i)
Net assets, end of period (000’s)	$16,438		$16,660		$13,042	$10,895	$9,185		$5,522

(a)	On October 13, 2003, Liberty Income Fund was renamed Columbia Income Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Income Portfolio, prior to the portfolio liquidation.

(d)	Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Not annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Year Ended June 30,
Class Z Shares			2007		2006	2005			2003 (c)(d)	2002 (d)
Net Asset Value, Beginning of Period	$9.68		$9.62		$9.89	$10.21	$10.10		$9.44	$9.54

Income from Investment Operations:
Net investment income (e)	0.27		0.52		0.48	0.49	0.41		0.53	0.63
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, and swap contracts	(0.23)		0.07		(0.22)	(0.26)	0.16		0.71	(0.09)

Total from Investment Operations	0.04		0.59		0.26	0.23	0.57		1.24	0.54

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.53)		(0.53)	(0.55)	(0.46)		(0.58)	(0.64)
Return of capital	—		—		—	—	—		—	—	(f)

Total Distributions to Shareholders	(0.27)		(0.53)		(0.53)	(0.55)	(0.46)		(0.58)	(0.64)

Net Asset Value, End of Period	$9.45		$9.68		$9.62	$9.89	$10.21		$10.10	$9.44
Total return (g)	0.41	%(j)	6.31	%(h)	2.64%	2.33%	5.80	%(i)(j)	13.61%	5.80%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(k)	0.72	%(l)	0.72%		0.76%	0.72%	0.82	%(l)	0.84%	0.85%
Interest expense	—		—		—	—	—	%(l)(m)	—	—
Net expenses (k)	0.72	%(l)	0.72%		0.76%	0.72%	0.82	%(l)	0.84%	0.85%
Waiver/Reimbursement	—		—		—	—	0.02	%(l)	—	—
Net investment income (k)	5.59	%(l)	5.39%		4.82%	4.91%	5.46	%(l)	5.51%	6.57%
Portfolio turnover rate	84	%(j)	142%		147%	36%	93	%(j)	96%	136	%(n)
Net assets, end of period (000’s)	$540,995		$509,037		$351,529	$533,965	$425,402		$427,959	$327,121

(a)	On October 13, 2003, Liberty Income Fund was renamed Columbia Income Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Effective July 15, 2002, the Stein Roe Income Fund’s Class S shares were renamed Liberty Income Fund Class Z shares.

(d)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Income Portfolio, prior to the portfolio liquidation.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Rounds to less than $0.01.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)	Not annualized.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

(l)	Annualized.

(m)	Rounds to less than 0.01%.

(n)	Portfolio turnover disclosed is for SR&F Income Portfolio.

See Accompanying Notes to Financial Statements.

36

Notes to Financial Statements - Columbia Income Fund

September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Income Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregated $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would

37

Columbia Income Fund

September 30, 2007 (Unaudited)

not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund’s investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund is also exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not

38

Columbia Income Fund

September 30, 2007 (Unaudited)

identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase prices.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities (“TBA Dollar Rolls”). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the Fund’s Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statement of Operations.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement will default on its obligation to perform, or that there may be an unfavorable change in interest rates.

Futures Contracts

The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Fund’s sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses futures contracts in an effort to achieve more efficiently, economic exposure similar to that which it could have achieved through the purchase and sale of fixed income securities.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

39

Columbia Income Fund

September 30, 2007 (Unaudited)

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Fee income attributable to a mortgage dollar roll transaction is accrued over the term of the transaction.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

March 31, 2007
Distributions paid from:
Ordinary Income*	$30,313,269

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$5,823,296
Unrealized depreciation	(16,245,023)
Net unrealized depreciation	$(10,421,727)

40

Columbia Income Fund

September 30, 2007 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$7,932,135
2009	8,620,038
2010	1,393,345
2011	2,985,140
2014	3,731,648
2015	6,709,359
Total	$31,371,665

Of the capital loss carryforwards attributable to the Fund, $10,086,973 ($4,838,296 will expire March 31, 2008, $3,855,332 will expire March 31, 2009 and $1,393,345 will expire March 31, 2010) was obtained in a merger with Liberty Income Fund.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.420%
$500 million to $1 billion	0.375%
$1 billion to $1.5 billion	0.370%
$1.5 billion to $3 billion	0.340%
$3 billion to $6 billion	0.330%
Over $6 billion	0.320%

For the six months ended September 30, 2007, the Fund’s annualized effective investment advisory fee rate was 0.41% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.150%
$100 million to $1 billion	0.125%
Over $1 billion	0.100%

For the six months ended September 30, 2007, the Fund’s annualized effective administration fee rate was 0.13% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services

41

Columbia Income Fund

September 30, 2007 (Unaudited)

Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended September 30, 2007, the amount charged to the Fund by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated $7,711, of which $1,419 is unpaid.

For the six months ended September 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.026% of the Fund’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses by $7,761.

For the six months ended September 30, 2007, the Fund’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and sub-transfer agent fees, and net of minimum account balance fees and waivers, if applicable, was 0.10% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts of $6,650 on sales of the Fund’s Class A shares and net CDSC fees of $55, $13,145 and $2,361 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the “Plans”) which require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Fund’s distribution and service fee for the Class C shares so that the combined fee will not exceed

42

Columbia Income Fund

September 30, 2007 (Unaudited)

0.85% annually of Class C average daily net assets. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended September 30, 2007, these credits reduced total expenses by $1,865.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $608,985,304 and $553,636,062, respectively, of which $230,712,898 and $172,109,205, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the unused line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended September 30, 2007, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of September 30, 2007, the Fund had one shareholder that held 44.6% of the Fund’s shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of September 30, 2007, the Fund had one shareholder that held 6.4% of the Fund’s shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

43

Columbia Income Fund

September 30, 2007 (Unaudited)

Note 8. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Significant Risks and Contingencies

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

Companies that are in different but closely related industries are sometimes described as being in the same sector. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. During such times, the Fund will have a greater exposure to economic and market events affecting such sector than if it were more broadly invested across multiple sectors.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

44

Columbia Income Fund

September 30, 2007 (Unaudited)

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. The funds’ adviser and/or its affiliates are required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

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48

Important Information About This Report

Columbia Income Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

49

Columbia Income Fund

Semiannual Report – September 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC - 44/136412-0907 (11/07) 07/46082

Columbia Intermediate Bond Fund

Semiannual Report – September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Intermediate Bond Fund

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you’ll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it’s important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia Intermediate Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+1.45% Class A shares (without sales charge)

+2.31% Lehman Brothers U.S. Aggregate Bond Index

Morningstar Style Box

Duration

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/07.

Summary

■

For the six-month period ended September 30, 2007, the fund’s Class A shares returned 1.45% without sales charge. The fund’s return was lower than the 2.31% return of its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, for the same period.[1] However, the fund outperformed the average return of its peer group, the Lipper Intermediate Investment Grade Debt Funds Classification, which was 1.39% for the period.[2]

■

As bond investors sought the safety of higher quality sectors of the market, we reduced the fund’s exposure to lower-rated securities. However, the fund remained overweight in lower-rated securities relative to it benchmark, which contributed to its underperformance. The fund also had more exposure than the index to financials, which underperformed as subprime debt faced significant write downs and a number of banks were burdened with levered loans that they were committed to financing but unable to float as the high-yield and levered loan market shut down. On the plus side, the fund benefited from an overweight in media/cable bonds, which it has maintained for the past year. Business prospects for both Comcast (0.7% of net assets) and Time Warner (0.2% of net assets) continued to improve and both credits outperformed the market.

■

Recent action by the Federal Reserve Board Open Market Committee gave the bond market an important shot in the arm near the end of the period. As a result, we believe the new issue market may revitalize after a dormant summer, bringing new residential-backed mortgage and high-yield bonds to the marketplace and providing potential support for our decision to maintain a modest overweight in riskier sectors of the market going forward.

Portfolio Management

Carl W. Pappo is the lead manager for the fund. He has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Kevin L. Cronk has co-managed the fund since November 2006 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Thomas LaPointe has co-managed the fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Lee Reddin has co-managed the fund since June 2007 and has been with the advisor since 2007.

[1]

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Intermediate Bond Fund

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as “junk” bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Performance Information – Columbia Intermediate Bond Fund

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	17,478	16,653
Class B	16,755	16,755
Class C	16,897	16,897
Class R	17,401	n/a
Class Z	17,805	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Intermediate Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charge is calculated with an initial sales charge of 4.75%.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Inception	07/31/00		02/01/02		02/01/02		01/23/06	12/05/78
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	1.45	-1.88	1.07	-1.90	1.15	0.16	1.32	1.58
1-year	4.20	0.77	3.42	0.45	3.58	2.58	3.93	4.45
5-year	5.09	4.08	4.31	4.31	4.46	4.46	5.00	5.35
10-year	5.74	5.23	5.30	5.30	5.39	5.39	5.70	5.94

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower. Prior to August 22, 2005, new purchase of Class A shares had a maximum initial sales charge of 4.75%. The 5 and 10 year average annual returns with sales charge as of 09/30/07 include the previous sales charge of 4.75%. The 6-month (cumulative) and 1 year returns with sales charge as of 09/30/07 includes the new sales charge of 3.25%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns of Class A shares include returns of the fund’s Class Z shares (the oldest existing fund share class) for periods prior to the inception of Class A shares. The returns of Class B and Class C shares include returns of the fund’s Class A shares for period prior to the inception of Class B and Class C shares, respectively. The returns of Class B and Class C shares also include returns of the fund’s Class Z shares for periods prior to the inception of Class A shares. The returns for Class R shares include returns of the fund’s Class A shares for periods prior to the inception of Class R shares. The returns of Class R shares also include the returns of the fund’s Class Z shares for periods prior to the inception of Class A shares. These returns have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and Class A, Class B, Class C or Class R shares, or between Class A shares and Class B, Class C or Class R shares. If differences in expenses had been reflected, the returns shown for Class A, Class B, Class C and Class R shares for periods prior to the inception of Class A, Class B, Class C and Class R shares, respectively, would have been lower. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered on February 1, 2002, Class R shares were initially offered on January 23, 2006, and Class Z shares were initially offered on December 5, 1978.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual Operating expense ratio (%)*

Class A	1.00
Class B	1.65
Class C	1.65
Class R	1.15
Class Z	0.65

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)
Class A	8.75
Class B	8.75
Class C	8.75
Class R	8.75
Class Z	8.75

Distributions declared per share

04/01/07 - 09/30/07 ($)
Class A	0.22
Class B	0.18
Class C	0.19
Class R	0.20
Class Z	0.23

Understanding Your Expenses – Columbia Intermediate Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.25	1,020.70	4.32	4.34	0.86
Class B	1,000.00	1,000.00	1,005.35	1,016.95	8.07	8.12	1.61
Class C	1,000.00	1,000.00	1,005.75	1,017.70	7.32	7.36	1.46
Class R	1,000.00	1,000.00	1,006.60	1,019.45	5.57	5.60	1.11
Class Z	1,000.00	1,000.00	1,007.90	1,021.95	3.06	3.08	0.61

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 37.0%

			Par ($)(a)	Value ($)
Basic Materials – 0.7%
Chemicals – 0.2%
Chemtura Corp.	6.875% 06/01/16		545,000	517,750

EquiStar Chemicals LP	10.625% 05/01/11		271,000	283,195

Huntsman International LLC	6.875% 11/15/13 (b)	EUR	205,000	299,628
	7.875% 11/15/14		245,000	260,925

Ineos Group Holdings PLC	8.500% 02/15/16 (b)		500,000	478,750

Lyondell Chemical Co.	6.875% 06/15/17		425,000	461,125
	8.000% 09/15/14		265,000	291,500
	8.250% 09/15/16		385,000	434,088

MacDermid, Inc.	9.500% 04/15/17 (b)		380,000	366,700

Mosaic Co.	7.625% 12/01/16 (b)		665,000	709,056

	Chemicals Total			4,102,717

Forest Products & Paper – 0.3%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		475,000	345,562

Domtar, Inc.	7.125% 08/15/15		505,000	484,800

Georgia-Pacific Corp.	8.000% 01/15/24		500,000	487,500

NewPage Corp.	10.000% 05/01/12		280,000	294,700
	12.000% 05/01/13		275,000	294,938

Norske Skog Canada Ltd.	7.375% 03/01/14		360,000	268,200

Weyerhaeuser Co.	7.375% 03/15/32		6,265,000	6,286,094

	Forest Products & Paper Total			8,461,794

Metals & Mining – 0.2%
FMG Finance Ltd.	10.625% 09/01/16 (b)		795,000	936,112

Freeport-McMoRan Copper & Gold, Inc.	8.375% 04/01/17		720,000	786,600

Noranda Aluminium Holding Corp.	PIK,
	11.146% 11/15/14 (b)		430,000	399,900

Vale Overseas Ltd.	6.875% 11/21/36		2,415,000	2,488,095

	Metals & Mining Total			4,610,707

Basic Materials Total				17,175,218

Communications – 3.3%
Media – 1.8%
Atlantic Broadband Finance LLC	9.375% 01/15/14		470,000	455,900

Cablevision Systems Corp.	8.000% 04/15/12		455,000	441,350

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Media (continued)
CanWest MediaWorks LP	9.250% 08/01/15 (b)(c)	550,000	555,500

Charter Communications Holdings I LLC	9.920% 04/01/14	940,000	808,400
	11.000% 10/01/15	290,000	293,625

Clear Channel Communications, Inc.	5.500% 12/15/16	545,000	415,113

CMP Susquehanna Corp.	9.875% 05/15/14	475,000	441,750

Comcast Corp.	6.300% 11/15/17	6,565,000	6,672,889
	6.950% 08/15/37	9,280,000	9,740,381

CSC Holdings, Inc.	7.625% 04/01/11	655,000	656,637
	7.625% 07/15/18	295,000	281,725

DirecTV Holdings LLC	6.375% 06/15/15	595,000	564,506

EchoStar DBS Corp.	6.625% 10/01/14	195,000	195,975

Idearc, Inc.	8.000% 11/15/16	525,000	523,688

Local TV Finance LLC	PIK,
	9.250% 06/15/15 (b)	475,000	446,500

Quebecor Media, Inc.	7.750% 03/15/16	390,000	371,963
	7.750% 03/15/16 (b)	185,000	176,444

R.H. Donnelley Corp.	8.875% 01/15/16	1,355,000	1,380,406

Reader’s Digest Association, Inc.	9.000% 02/15/17 (b)	510,000	459,000

Time Warner, Inc.	5.875% 11/15/16	1,835,000	1,795,162
	6.500% 11/15/36 (c)	2,630,000	2,537,364

Univision Communications, Inc.	PIK,
	9.750% 03/15/15 (b)	830,000	809,250

Viacom, Inc.	5.750% 04/30/11	9,760,000	9,854,418
	6.875% 04/30/36	2,910,000	2,897,877

	Media Total		42,775,823

Telecommunication Services – 1.5%
Cincinnati Bell, Inc.	7.000% 02/15/15	465,000	448,725

Citizens Communications Co.	7.875% 01/15/27	610,000	594,750

Cricket Communications, Inc.	9.375% 11/01/14	790,000	801,850

Digicel Group Ltd.	PIK,
	9.125% 01/15/15 (b)(c)	887,000	824,910

Dobson Cellular Systems, Inc.	9.875% 11/01/12	255,000	275,400

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Hellas Telecommunications Luxembourg II	11.110% 01/15/15 (b)(f)	250,000	241,875

Intelsat Bermuda, Ltd.	11.250% 06/15/16	830,000	889,137

Intelsat Intermediate Holdings Co., Ltd.	(e)02/01/15 (9.250% 02/01/10)	395,000	324,887

Lucent Technologies, Inc.	6.450% 03/15/29	500,000	415,000

MetroPCS Wireless, Inc.	9.250% 11/01/14 (b)	720,000	734,400

Nextel Communications, Inc.	6.875% 10/31/13	5,235,000	5,255,935
	7.375% 08/01/15	6,310,000	6,412,885

Nordic Telephone Co. Holdings ApS	8.875% 05/01/16 (b)	500,000	527,500

Orascom Telecom Finance SCA	7.875% 02/08/14 (b)	280,000	264,950

Qwest Corp.	7.500% 06/15/23	515,000	507,275
	8.875% 03/15/12	585,000	638,381

Rural Cellular Corp.	8.621% 06/01/13 (b)(f)	350,000	358,750
	11.106% 11/01/12 (f)	450,000	459,000

Sprint Capital Corp.	8.750% 03/15/32	810,000	928,859

Syniverse Technologies, Inc.	7.750% 08/15/13	290,000	276,950

Telefonica Emisiones SAU	6.221% 07/03/17	2,880,000	2,909,419
	7.045% 06/20/36	4,340,000	4,622,886

Telenet Group Holding NV	(e) 06/15/14 (b) (11.500% 12/15/08)	490,000	485,100

Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	590,000	612,125

Verizon Communications, Inc.	6.250% 04/01/37	4,105,000	4,128,173

Virgin Media Finance PLC	8.750% 04/15/14	520,000	533,000

West Corp.	11.000% 10/15/16 (c)	385,000	404,250

Wind Acquisition Financial SA	PIK,
	12.610% 12/21/11	734,437	715,400

Windstream Corp.	8.625% 08/01/16	515,000	549,119

	Telecommunication Services Total		36,140,891

Communications Total			78,916,714

Consumer Cyclical – 4.3%
Airlines – 0.2%
Continental Airlines, Inc.	6.940% 10/15/13	978,259	968,477
	7.461% 04/01/15	5,188,866	5,133,734

	Airlines Total		6,102,211

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)(a)	Value ($)
Consumer Cyclical (continued)
Apparel – 0.0%
Broder Brothers Co.	11.250% 10/15/10		290,000	252,300

Hanesbrands, Inc.	8.784% 12/15/14 (f)		5,000	4,975

Levi Strauss & Co.	9.750% 01/15/15		455,000	477,750

	Apparel Total			735,025

Auto Manufacturers – 0.1%
Ford Motor Co.	7.450% 07/16/31		630,000	494,550

General Motors Corp.	8.375% 07/15/33		1,105,000	968,256

	Auto Manufacturers Total			1,462,806

Auto Parts & Equipment – 0.1%
Commercial Vehicle Group, Inc.	8.000% 07/01/13		435,000	411,075

Goodyear Tire & Rubber Co.	8.625% 12/01/11		107,000	111,815
	9.000% 07/01/15		344,000	367,220

Hayes Lemmerz Finance Luxembourg SA	8.250% 06/15/15 (b)	EUR	440,000	564,676

TRW Automotive, Inc.	7.000% 03/15/14 (b)		375,000	363,750

	Auto Parts & Equipment Total			1,818,536

Entertainment – 0.1%
Six Flags, Inc.	9.625% 06/01/14		470,000	388,337

Steinway Musical Instruments, Inc.	7.000% 03/01/14 (b)		500,000	475,000

WMG Acquisition Corp.	7.375% 04/15/14		370,000	321,900

WMG Holdings Corp.	(e) 12/15/14 (9.500% 12/15/09)		485,000	339,500

	Entertainment Total			1,524,737

Home Builders – 0.6%
D.R. Horton, Inc.	5.625% 09/15/14 (c)		3,850,000	3,272,981
	5.625% 01/15/16		620,000	520,986
	6.500% 04/15/16		6,665,000	5,837,880

KB Home	5.875% 01/15/15		345,000	293,250

Lennar Corp.	6.500% 04/15/16 (c)		1,620,000	1,464,386

Toll Brothers Finance Corp.	5.150% 05/15/15		3,240,000	2,774,943

	Home Builders Total			14,164,426

Home Furnishings – 0.0%
Sealy Mattress Co.	8.250% 06/15/14		475,000	478,563

	Home Furnishings Total			478,563

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.	7.000% 06/15/13	310,000	308,279

	Leisure Time Total		308,279

Lodging – 0.2%
Buffalo Thunder Development Authority	9.375% 12/15/14 (b)	240,000	225,600

Galaxy Entertainment Finance Co., Ltd.	9.875% 12/15/12 (b)	665,000	684,950

Greektown Holdings LLC	10.750% 12/01/13 (b)	675,000	668,250

Harrah’s Operating Co., Inc.	5.625% 06/01/15	865,000	687,675

Jacobs Entertainment, Inc.	9.750% 06/15/14	425,000	422,875

Majestic Star LLC	9.750% 01/15/11	400,000	336,000

MGM Mirage, Inc.	7.500% 06/01/16	665,000	660,844

Mohegan Tribal Gaming Authority	6.875% 02/15/15	255,000	250,856

Pinnacle Entertainment, Inc.	7.500% 06/15/15 (b)	730,000	690,762
	8.250% 03/15/12	95,000	96,188

Snoqualmie Entertainment Authority	9.063% 02/01/14 (b)(f)	90,000	87,525
	9.125% 02/01/15 (b)	90,000	88,650

Station Casinos, Inc.	6.875% 03/01/16	1,335,000	1,161,450

	Lodging Total		6,061,625

Retail – 3.0%
AmeriGas Partners LP	7.125% 05/20/16	315,000	306,338

Asbury Automotive Group, Inc.	7.625% 03/15/17 (b)	365,000	335,800

Buffets, Inc.	12.500% 11/01/14	355,000	248,500

CVS Caremark Corp.	5.298% 01/11/27 (b)	4,326,982	4,150,009

CVS Lease Pass Through	6.036% 12/10/28 (b)(d)	5,616,572	5,455,545

Dave & Buster’s, Inc.	11.250% 03/15/14	415,000	419,150

Federated Department Stores, Inc.	6.900% 04/01/29	3,430,000	3,225,833

Federated Retail Holdings, Inc.	5.350% 03/15/12	1,250,000	1,225,777

Home Depot, Inc.	5.875% 12/16/36	4,040,000	3,450,802

JC Penney Corp., Inc.	7.400% 04/01/37 (c)	9,870,000	10,410,955

KAR Holdings, Inc.	10.000% 05/01/15 (b)	390,000	365,625

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Retail (continued)
Landry’s Restaurants, Inc.	7.500% 12/15/14	200,000	199,000

Ltd. Brands, Inc.	6.900% 07/15/17	10,625,000	10,676,011
	6.950% 03/01/33	1,960,000	1,829,832
	7.600% 07/15/37	10,965,000	11,040,834

Macy’s Retail Holdings, Inc.	5.900% 12/01/16	3,185,000	3,047,949

Michaels Stores, Inc.	11.375% 11/01/16	365,000	373,212

Rite Aid Corp.	9.375% 12/15/15 (b)	700,000	651,000

Starbucks Corp.	6.250% 08/15/17	5,775,000	5,825,387

United Auto Group, Inc.	7.750% 12/15/16	395,000	378,212

Wal-Mart Stores, Inc.	4.125% 02/15/11	3,245,000	3,152,388
	5.250% 09/01/35	5,880,000	5,156,648

	Retail Total		71,924,807

Textiles – 0.0%
INVISTA	9.250% 05/01/12 (b)	295,000	309,750

	Textiles Total		309,750

Consumer Cyclical Total			104,890,765

Consumer Non-Cyclical – 4.0%
Agriculture – 0.0%
Reynolds American, Inc.	7.625% 06/01/16	385,000	409,911

	Agriculture Total		409,911

Beverages – 0.7%
Coca-Cola Enterprises, Inc.	4.375% 09/15/09	10,000,000	9,910,440

Constellation Brands, Inc.	8.125% 01/15/12	335,000	340,863

Cott Beverages, Inc.	8.000% 12/15/11	240,000	236,400

SABMiller PLC	6.200% 07/01/11 (b)	4,860,000	5,020,953

	Beverages Total		15,508,656

Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	390,000	395,850

Genentech, Inc.	4.400% 07/15/10	4,200,000	4,146,773

	Biotechnology Total		4,542,623

Commercial Services – 0.2%
ACE Cash Express, Inc.	10.250% 10/01/14 (b)	280,000	280,700

Ashtead Capital, Inc.	9.000% 08/15/16 (b)	1,000,000	986,250

Corrections Corp. of America	6.250% 03/15/13	440,000	433,400

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services (continued)
GEO Group, Inc.	8.250% 07/15/13	605,000	611,050

Hertz Corp.	8.875% 01/01/14	325,000	334,750

Quebecor World Capital Corp.	8.750% 03/15/16 (b)	450,000	408,375

Quebecor World, Inc.	9.750% 01/15/15 (b)	110,000	105,325

Rental Services Corp.	9.500% 12/01/14 (c)	610,000	582,550

Seminole Indian Tribe of Florida	7.804% 10/01/20 (b)	190,000	193,088

Service Corp. International	6.750% 04/01/16	320,000	310,000

	Commercial Services Total		4,245,488

Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.	8.000% 02/01/12	415,000	381,800

Elizabeth Arden, Inc.	7.750% 01/15/14	460,000	453,100

	Cosmetics/Personal Care Total		834,900

Food – 1.2%
ConAgra Foods, Inc.	7.000% 10/01/28	9,510,000	9,983,294

Dean Foods Co.	7.000% 06/01/16	310,000	294,500

Dole Food Co., Inc.	8.625% 05/01/09	375,000	375,937

Kraft Foods, Inc.	6.500% 08/11/17	10,000,000	10,329,510

Kroger Co.	6.400% 08/15/17	2,300,000	2,345,255
	7.500% 04/01/31	3,480,000	3,833,557
	8.000% 09/15/29 (c)	1,865,000	2,070,225

Pinnacle Foods Finance LLC	9.250% 04/01/15 (b)	480,000	457,200

Reddy Ice Holdings, Inc.	(e) 11/01/12 (10.500% 11/01/08)	340,000	319,600

	Food Total		30,009,078

Healthcare Services – 0.4%
DaVita, Inc.	7.250% 03/15/15	520,000	521,300
	9.250% 11/15/16 (b)	430,000	456,875

HCA, Inc.	PIK,
	9.625% 11/15/16 (b)	510,000	544,425

Tenet Healthcare Corp.	9.875% 07/01/14	665,000	608,475

U.S. Oncology Holdings, Inc.	PIK,
	10.194% 03/15/12 (b)	375,000	333,750

UnitedHealth Group, Inc.	3.300% 01/30/08	8,250,000	8,203,651

	Healthcare Services Total		10,668,476

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Household Products/Wares – 0.9%
American Greetings Corp.	7.375% 06/01/16	460,000	446,200

Amscan Holdings, Inc.	8.750% 05/01/14	540,000	499,500

Clorox Co.	5.828% 12/14/07 (f)	15,000,000	15,016,380

Fortune Brands, Inc.	5.125% 01/15/11	5,215,000	5,170,120

Jarden Corp.	7.500% 05/01/17	565,000	546,637

Jostens IH Corp.	7.625% 10/01/12	375,000	381,563

	Household Products/Wares Total		22,060,400

Pharmaceuticals – 0.4%
Elan Finance PLC	8.875% 12/01/13	730,000	717,225

Mylan Laboratories, Inc.	6.375% 08/15/15	480,000	515,400

NBTY, Inc.	7.125% 10/01/15	275,000	275,000

Omnicare, Inc.	6.750% 12/15/13	375,000	349,687

Wyeth	5.500% 02/01/14	1,640,000	1,630,823
	5.500% 02/15/16	5,985,000	5,862,966

	Pharmaceuticals Total		9,351,101

Consumer Non-Cyclical Total			97,630,633

Energy – 3.8%
Coal – 0.1%
Arch Western Finance LLC	6.750% 07/01/13	455,000	445,900

	Coal Total		445,900

Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.	9.375% 06/01/17 (b)	450,000	387,000

	Energy-Alternate Sources Total		387,000

Oil & Gas – 2.3%
Canadian Natural Resources Ltd.	6.250% 03/15/38	4,785,000	4,615,946

Chesapeake Energy Corp.	6.375% 06/15/15	200,000	196,250
	7.500% 06/15/14	435,000	445,875

Cimarex Energy Co.	7.125% 05/01/17	365,000	362,263

Energy XXI Gulf Coast, Inc.	10.000% 06/15/13 (b)	440,000	415,800

Gazprom International SA	7.201% 02/01/20	294,581	301,946
	7.201% 02/01/20 (b)	5,438,424	5,574,384

Hess Corp.	7.300% 08/15/31	3,180,000	3,485,986

KCS Energy, Inc.	7.125% 04/01/12	330,000	320,100

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Oil & Gas (continued)
Nexen, Inc.	5.875% 03/10/35	7,210,000	6,603,632

OPTI Canada, Inc.	8.250% 12/15/14 (b)	420,000	423,150

Pemex Project Funding Master Trust	7.875% 02/01/09	6,000,000	6,195,678

PetroHawk Energy Corp.	9.125% 07/15/13	310,000	327,050

Qatar Petroleum	5.579% 05/30/11 (b)	2,182,250	2,188,877

Quicksilver Resources, Inc.	7.125% 04/01/16	390,000	384,150

Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09 (b)	3,492,000	3,457,185

Ras Laffan Liquefied Natural Gas Co., Ltd. III	5.832% 09/30/16 (b)	2,230,000	2,220,723

Talisman Energy, Inc.	5.850% 02/01/37	4,150,000	3,700,235

Tesoro Corp.	6.625% 11/01/15	350,000	350,000

United Refining Co.	10.500% 08/15/12 (b)	270,000	278,100

Valero Energy Corp.	6.625% 06/15/37	7,850,000	7,966,855
	6.875% 04/15/12	5,425,000	5,716,556

	Oil & Gas Total		55,530,741

Oil & Gas Services – 0.0%
Seitel, Inc.	9.750% 02/15/14	275,000	259,875

	Oil & Gas Services Total		259,875

Oil Refining & Marketing – 0.0%
Petroplus Finance Ltd.	6.750% 05/01/14 (b)	85,000	81,600
	7.000% 05/01/17 (b)	85,000	80,750

	Oil Refining & Marketing Total		162,350

Pipelines – 1.4%
Atlas Pipeline Partners LP	8.125% 12/15/15	370,000	364,450

El Paso Corp.	6.875% 06/15/14	510,000	514,713

Energy Transfer Partners LP	6.125% 02/15/17	6,330,000	6,108,963

Kinder Morgan Energy Partners LP	6.950% 01/15/38	3,945,000	3,999,256

ONEOK Partners LP	6.850% 10/15/37	3,675,000	3,703,915

Plains All American Pipeline LP	6.650% 01/15/37	9,440,000	9,390,506

TransCanada Pipelines Ltd.	6.350% 05/15/67 (f)	9,430,000	9,050,386

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Pipelines (continued)
Williams Companies, Inc.	7.750% 06/15/31	105,000	110,381
	8.125% 03/15/12	405,000	436,387

	Pipelines Total		33,678,957

Energy Total			90,464,823

Financials – 14.9%
Banks – 5.4%
Barclays Bank PLC	7.375% 06/15/49 (b)(f)	7,500,000	7,857,968

Capital One Financial Corp.	5.700% 09/15/11	11,340,000	11,358,824

Chinatrust Commercial Bank	5.625% 12/29/49 (b)(f)	2,350,000	2,180,227

HSBC Bank USA	3.875% 09/15/09	12,810,000	12,560,961

HSBC Capital Funding LP	9.547% 12/31/49 (b)(f)	10,500,000	11,513,586

JPMorgan Chase Bank NA	6.000% 10/01/17	10,590,000	10,692,659

Lloyds TSB Group PLC	6.267% 12/31/49 (b)(f)	4,285,000	3,919,395

M&I Marshall & Ilsley Bank	5.300% 09/08/11	8,380,000	8,426,995

PNC Funding Corp.	5.125% 12/14/10	3,315,000	3,317,980
	5.625% 02/01/17	3,695,000	3,611,319

Regions Financing Trust II	6.625% 05/15/47 (f)	2,480,000	2,346,628

Royal Bank of Scotland Group PLC	6.990% 10/29/49 (b)(f)	2,900,000	3,361,743
	7.640% 03/31/49 (f)	600,000	627,576

Union Planters Corp.	4.375% 12/01/10	7,720,000	7,462,469

USB Capital IX	6.189% 04/15/42 (f)	15,410,000	15,420,232

Wachovia Capital Trust III	5.800% 03/15/42 (f)	13,810,000	13,717,349

Wachovia Corp.	5.625% 12/15/08	3,555,000	3,569,974

Wells Fargo & Co.	5.300% 08/26/11	8,665,000	8,712,891

	Banks Total		130,658,776

Diversified Financial Services – 5.8%
Air 2 US	8.027% 10/01/19 (b)	2,958,518	3,002,896

AmeriCredit Corp.	8.500% 07/01/15 (b)	25,000	22,125

Bear Stearns Companies, Inc.	5.550% 01/22/17 (c)	2,775,000	2,619,511
	6.400% 10/02/17	2,845,000	2,832,360

Capital One Capital IV	6.745% 02/17/37 (f)	3,845,000	3,428,798

CIT Group, Inc.	5.850% 09/15/16	3,610,000	3,400,389

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)(a)	Value ($)
Financials (continued)
Diversified Financial Services (continued)
Citicorp Lease Pass-Through Trust	8.040% 12/15/19 (b)		12,075,000	13,922,801

Countrywide Home Loan, Inc.	3.250% 05/21/08		4,410,000	4,250,142
	5.780% 11/16/07 (c)(f)		5,000,000	4,982,095

Eaton Vance Corp.	6.500% 10/02/17		12,655,000	12,609,062

Ford Motor Credit Co.	5.700% 01/15/10		2,000,000	1,880,806
	5.800% 01/12/09		4,650,000	4,491,268
	7.800% 06/01/12		240,000	228,312
	8.000% 12/15/16		390,000	364,847
	9.750% 09/15/10		3,962,000	4,041,977

Fund American Companies, Inc.	5.875% 05/15/13		4,535,000	4,471,329

General Electric Capital Corp.	0.685% 01/15/10 (f)	JPY	1,200,000,000	10,446,253

GMAC LLC	6.875% 09/15/11		870,000	827,948
	8.000% 11/01/31 (d)		1,055,000	1,035,041

Goldman Sachs Capital II	5.793% 12/29/49 (f)		1,900,000	1,797,873

Goldman Sachs Group, Inc.	6.250% 09/01/17		6,595,000	6,739,364

International Lease Finance Corp.	4.875% 09/01/10		4,390,000	4,360,056
	6.375% 03/15/09		4,600,000	4,689,732

JP Morgan Chase Capital XVII	5.850% 08/01/35 (c)		6,550,000	5,860,141

JPMorgan Chase & Co.	5.375% 10/01/12		765,000	765,818

LaBranche & Co., Inc.	11.000% 05/15/12		405,000	406,012

Lehman Brothers Holdings, Inc.	6.200% 09/26/14		3,500,000	3,513,863

LVB Acquisition Merger Sub, Inc.	PIK,
	10.375% 10/15/17 (b)		720,000	695,700

Merrill Lynch & Co., Inc.	5.700% 05/02/17 (c)		5,175,000	5,031,311
	6.050% 08/15/12		4,835,000	4,957,417

Morgan Stanley	5.750% 10/18/16		5,500,000	5,425,596

PF Export Receivables Master Trust	3.748% 06/01/13 (b)		2,222,513	2,129,523

Residential Capital LLC	7.375% 06/30/10		8,270,000	6,864,100
	7.500% 06/01/12 (c)		1,885,000	1,526,850
	7.500% 04/17/13		640,000	516,800

SLM Corp.	5.000% 10/01/13		750,000	654,897
	5.375% 05/15/14		5,040,000	4,398,358

Wimar Opco LLC	9.625% 12/15/14 (b)		560,000	434,000

	Diversified Financial Services Total			139,625,371

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)

Insurance – 1.2%
Asurion Corp.	11.828% 07/02/15	315,000	306,994

Berkshire Hathaway Finance Corp.	4.850% 01/15/15	5,000,000	4,799,525

Crum & Forster Holdings Corp.	7.750% 05/01/17	555,000	527,250

Hartford Life Global Funding Trusts	5.864% 09/15/09 (f)	5,825,000	5,817,701

HUB International Holdings, Inc.	10.250% 06/15/15 (b)	250,000	232,500

ING Groep NV	5.775% 12/29/49 (f)	6,395,000	6,042,245

Liberty Mutual Group, Inc.	7.500% 08/15/36 (b)	6,805,000	6,975,329

Metlife, Inc.	6.400% 12/15/36	2,260,000	2,148,923

Prudential Financial, Inc.	4.750% 06/13/15 (c)	3,210,000	3,017,606

USI Holdings Corp.	9.750% 05/15/15 (b)	280,000	251,300

	Insurance Total		30,119,373

Real Estate – 0.3%
ERP Operating LP	5.750% 06/15/17	7,260,000	6,937,358

Realogy Corp.	10.500% 04/15/14 (b)	295,000	251,488
	12.375% 04/15/15 (b)(c)	295,000	222,725

	Real Estate Total		7,411,571

Real Estate Investment Trusts (REITs) – 1.3%
Archstone-Smith Trust	5.750% 03/15/16	3,160,000	3,118,813

Health Care Property Investors, Inc.	5.625% 05/01/17	3,765,000	3,498,713
	6.300% 09/15/16	4,000,000	3,925,316
	7.072% 06/08/15	2,530,000	2,558,412

Highwoods Properties, Inc.	5.850% 03/15/17	2,005,000	1,900,004

Hospitality Properties Trust	5.625% 03/15/17	5,740,000	5,319,539

iStar Financial, Inc.	5.125% 04/01/11	2,400,000	2,258,203
	8.750% 08/15/08	3,000,000	2,973,159

Liberty Property LP	5.500% 12/15/16	5,075,000	4,749,520

Rouse Co. LP	6.750% 05/01/13 (b)	450,000	441,420

	Real Estate Investment Trusts (REITs) Total		30,743,099

Savings & Loans – 0.9%
Washington Mutual Bank	5.125% 01/15/15	7,500,000	6,985,485

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials (continued)
Savings & Loans (continued)
Washington Mutual Preferred Funding Delaware	6.534% 03/29/49 (b)(c)(f)	16,700,000	15,284,007

	Savings & Loans Total		22,269,492

Financials Total			360,827,682

Industrials – 1.8%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.	6.625% 02/01/16	360,000	355,500

L-3 Communications Corp.	6.375% 10/15/15	360,000	353,700

Raytheon Co.	7.200% 08/15/27	1,730,000	1,939,171

Sequa Corp.	9.000% 08/01/09	360,000	374,400

Systems 2001 Asset Trust	6.664% 09/15/13 (b)	1,814,960	1,913,077

	Aerospace & Defense Total		4,935,848

Building Materials – 0.0%
NTK Holdings, Inc.	(e) 03/01/14 (10.750% 09/01/09)	425,000	261,375

	Building Materials Total		261,375

Electrical Components & Equipment – 0.1%
Belden CDT, Inc.	7.000% 03/15/17 (b)	530,000	524,700

General Cable Corp.	7.125% 04/01/17 (c)	220,000	215,600
	7.605% 04/01/15 (f)	220,000	213,400

	Electrical Components & Equipment Total		953,700

Electronics – 0.0%
Flextronics International Ltd.	6.250% 11/15/14	540,000	504,900

	Electronics Total		504,900

Engineering & Construction – 0.0%
Esco Corp.	8.625% 12/15/13 (b)	235,000	231,475

	Engineering & Construction Total		231,475

Environmental Control – 0.1%
Aleris International, Inc.	10.000% 12/15/16	315,000	278,775

Allied Waste North America, Inc.	PIK,
	9.000% 12/15/14	315,000	291,375
	7.125% 05/15/16	550,000	562,375

	Environmental Control Total		1,132,525

Hand/Machine Tools – 0.0%
Baldor Electric Co.	8.625% 02/15/17	315,000	329,175

	Hand/Machine Tools Total		329,175

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Machinery-Construction & Mining – 0.0%
Terex Corp.	7.375% 01/15/14	410,000	416,150

	Machinery-Construction & Mining Total		416,150

Machinery-Diversified – 0.0%
Columbus McKinnon Corp.	8.875% 11/01/13	370,000	381,100

Manitowoc Co., Inc.	7.125% 11/01/13	415,000	412,925

	Machinery-Diversified Total		794,025

Miscellaneous Manufacturing – 0.1%
American Railcar Industries, Inc.	7.500% 03/01/14	350,000	348,250

Bombardier, Inc.	6.300% 05/01/14 (b)	435,000	426,300

Koppers Holdings, Inc.	(e) 11/15/14 (9.875% 11/15/09)	340,000	290,700

Trinity Industries, Inc.	6.500% 03/15/14	475,000	456,000

	Miscellaneous Manufacturing Total		1,521,250

Packaging & Containers – 0.1%
Berry Plastics Holding Corp.	10.250% 03/01/16 (c)	470,000	460,600

Jefferson Smurfit Corp.	8.250% 10/01/12	475,000	476,188

Owens-Brockway Glass Container, Inc.	6.750% 12/01/14	590,000	581,887

Owens-Illinois, Inc.	7.500% 05/15/10	390,000	392,925

Solo Cup Co.	8.500% 02/15/14	335,000	296,475

	Packaging & Containers Total		2,208,075

Transportation – 1.2%
BNSF Funding Trust I	6.613% 12/15/55(f)	4,401,000	3,970,191

Burlington Northern Santa Fe Corp.	6.200% 08/15/36 (c)	1,440,000	1,398,479
	7.125% 12/15/10	3,900,000	4,121,649
	7.950% 08/15/30	2,375,000	2,753,556

Navios Maritime Holdings, Inc.	9.500% 12/15/14	395,000	407,344

Norfolk Southern Corp.	6.200% 04/15/09	10,000,000	10,157,230

PHI, Inc.	7.125% 04/15/13	420,000	403,200

QDI LLC	9.000% 11/15/10	315,000	300,037

Ship Finance International Ltd.	8.500% 12/15/13	370,000	380,175

Stena AB	7.500% 11/01/13	615,000	618,075

TFM SA de CV	9.375% 05/01/12	475,000	497,562

Union Pacific Corp.	6.650% 01/15/11	4,595,000	4,739,540

	Transportation Total		29,747,038

Industrials Total			43,035,536

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Private Placement – 0.0%
Private Placement – 0.0%
First Data Corp. B1 Tranche Corp.	7.900% 09/24/14	1,000,000	958,958

	Private Placement Total		958,958

Private Placement Total			958,958

Technology – 0.1%
Computers – 0.0%
Sungard Data Systems, Inc.	9.125% 08/15/13	655,000	681,200

	Computers Total		681,200

Semiconductors – 0.1%
Advanced Micro Devices, Inc.	7.750% 11/01/12	325,000	299,000

Freescale Semiconductor, Inc.	PIK,
	10.125% 12/15/16 (c)	985,000	916,050

NXP BV/NXP Funding LLC	9.125% 12/15/14	355,000	328,375
	7.875% 10/15/14 (c)	500,000	481,250

	Semiconductors Total		2,024,675

Software – 0.0%
Open Solutions, Inc.	9.750% 02/01/15 (b)	390,000	375,375

	Software Total		375,375

Technology Total			3,081,250

Utilities – 4.1%
Electric – 3.6%
AES Corp.	7.750% 03/01/14	550,000	558,250

American Electric Power Co., Inc.	5.250% 06/01/15 (c)	7,973,000	7,619,222

CMS Energy Corp.	6.875% 12/15/15	610,000	613,897

Commonwealth Edison Co.	5.900% 03/15/36	4,565,000	4,274,360
	5.950% 08/15/16 (c)	8,895,000	8,864,597
	6.950% 07/15/18	6,020,000	6,193,075

Duke Energy Carolinas LLC	4.200% 10/01/08	8,350,000	8,265,298

Dynegy Holdings, Inc.	7.125% 05/15/18	615,000	561,187

Edison Mission Energy	7.000% 05/15/17 (b)	620,000	610,700

Exelon Generation Co. LLC	6.200% 10/01/17	2,120,000	2,121,709

FPL Energy American Wind LLC	6.639% 06/20/23 (b)	3,529,586	3,656,263

FPL Energy National Wind LLC	5.608% 03/10/24 (b)	694,736	683,988

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

			Par ($)(a)	Value ($)
Utilities (continued)
Electric (continued)
Intergen NV	9.000% 06/30/17 (b)		785,000	824,250

MidAmerican Energy Holdings Co.	3.500% 05/15/08		5,310,000	5,249,068
	5.875% 10/01/12		5,500,000	5,584,920

NRG Energy, Inc.	7.375% 02/01/16		120,000	120,300
	7.375% 01/15/17		605,000	605,000

Oglethorpe Power Corp.	6.974% 06/30/11		1,297,000	1,339,723

Pacific Gas & Electric Co.	6.050% 03/01/34		4,625,000	4,542,171

Pepco Holdings, Inc.	6.246% 06/01/10 (f)		5,000,000	5,009,600

Progress Energy, Inc.	7.100% 03/01/11		5,196,000	5,464,696
	7.750% 03/01/31 (c)		4,840,000	5,576,285

Reliant Energy, Inc.	7.875% 06/15/17 (c)		290,000	291,812

Southern California Edison Co.	5.000% 01/15/16 (c)		4,500,000	4,299,925

Southern Power Co.	6.375% 11/15/36		1,385,000	1,304,328

Tenaska Alabama II Partners LP	6.125% 03/30/23 (b)		3,115,169	3,122,552

	Electric Total			87,357,176

Gas – 0.5%
Atmos Energy Corp.	6.350% 06/15/17		4,065,000	4,129,499

Nakilat, Inc.	6.067% 12/31/33 (b)		3,300,000	3,184,071

Southern California Gas Co.	5.750% 12/01/09 (f)		3,390,000	3,378,725

	Gas Total			10,692,295

Independent Power Producers – 0.0%
NSG Holdings LLC	7.750% 12/15/25 (b)		415,000	410,850

	Independent Power Producers Total			410,850

Utilities Total				98,460,321
	Total Corporate Fixed-Income Bonds & Notes (cost of $905,427,969)			895,441,900

Government & Agency Obligations – 23.9%

Foreign Government Obligations – 3.8%
European Investment Bank	0.525% 09/21/11 (f)	JPY	700,000,000	6,092,605
	5.125% 05/30/17 (c)		10,060,000	10,086,659

Export-Import Bank of Korea	4.625% 03/16/10 (c)		4,700,000	4,679,997

Hydro Quebec	8.500% 12/01/29		5,200,000	7,085,510

International Bank for Reconstruction & Development	2.000% 02/18/08	JPY	1,190,000,000	10,394,093

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Government & Agency Obligations (continued)

		Par ($)	Value ($)
Foreign Government Obligations (continued)
Province of Manitoba	5.000% 02/15/12	150,000	151,355

Province of New Brunswick	5.200% 02/21/17	5,230,000	5,264,821

Province of Nova Scotia	5.125% 01/26/17	9,270,000	9,287,001

Province of Ontario	4.950% 06/01/12	11,765,000	11,902,298
	5.000% 10/18/11 (c)	750,000	758,261

Province of Quebec	5.000% 07/17/09 (c)	5,500,000	5,552,420
	5.000% 03/01/16 (c)	11,705,000	11,626,003

State of Qatar	9.750% 06/15/30 (b)	3,350,000	4,941,250

Swedish Export Credit	5.125% 03/01/17 (c)	4,185,000	4,137,475

Foreign Government Obligations Total			91,959,748

U.S. Government Agencies – 1.0%
Federal Home Loan Mortgage Corp.	5.750% 06/27/16 (c)	5,250,000	5,464,342
	5.450% 03/27/09	18,500,000	18,543,345

U.S. Government Agencies Total			24,007,687

U.S. Government Obligations – 19.1%
U.S. Treasury Bonds	4.125% 08/31/12 (c)	9,140,000	9,102,873
	4.500% 05/15/17 (c)	113,300,000	112,662,688
	4.500% 02/15/36 (c)	20,770,000	19,690,936
	4.750% 02/15/37 (c)	4,955,000	4,886,482

U.S. Treasury Notes	4.375% 12/15/10 (c)(g)	75,240,000	76,010,006
	4.500% 04/30/09 (c)	17,985,000	18,136,758
	4.500% 11/15/10 (c)	2,365,000	2,397,334
	4.625% 02/29/12 (c)	54,120,000	55,079,764
	4.625% 07/31/12 (c)	111,665,000	113,610,428
	4.875% 04/30/08	8,000,000	8,032,496
	4.875% 06/30/12 (c)	40,000,000	41,118,760

U.S. Government Obligations Total			460,728,525
	Total Government & Agency Obligations (cost of $563,743,328)		576,695,960

Mortgage-Backed Securities – 23.5%
Federal Home Loan Mortgage Corp.	6.500% 09/01/37 (h)	99,946,203	101,738,766
	12.000% 07/01/20	125,968	136,547

Federal National Mortgage Association	5.500% 11/01/21	7,766,199	7,749,356
	5.500% 12/01/21	16,599,587	16,563,588
	5.500% 04/01/22	5,161,554	5,149,572
	6.000% 04/01/09	310,467	312,923
	6.000% 01/01/14	319,351	324,109
	6.000% 01/01/24	143,788	144,898

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Mortgage-Backed Securities (continued)

		Par ($)	Value ($)

	6.000% 03/01/24	141,812	143,038
	6.000% 09/01/36	15,966,812	15,993,398
	6.000% 10/01/36	17,796,821	17,826,454
	6.000% 02/01/37	27,657,206	27,703,257
	6.130% 09/01/37 (f)	9,870,630	9,955,841
	6.500% 10/01/28	758,878	779,606
	6.500% 12/01/31	861,945	883,517
	6.500% 11/01/36	20,640,765	21,019,524
	TBA:
	6.000% 10/11/37 (h)	30,000,000	30,037,500
	6.500% 10/11/37 (h)	275,587,000	280,582,014

Government National Mortgage Association	5.750% 07/20/25 (f)	74,206	74,917
	8.000% 01/15/08	2,743	2,781
	8.000% 02/15/08	187	189
	8.000% 05/15/08	1,550	1,572
	8.000% 06/15/08	17,291	17,529
	8.000% 07/15/08	2,053	2,082
	9.000% 06/15/16	2,638	2,829
	9.000% 08/15/16	2,583	2,769
	9.000% 10/15/16	5,258	5,637
	TBA:
	6.500% 10/11/37 (h)	30,000,000	30,656,250

	Total Mortgage-Backed Securities (cost of $567,433,588)		567,810,463

Asset-Backed Securities – 14.8%
ACE Securities Corp.	5.261% 05/25/36 (f)	5,168,000	5,106,216

Bank One Issuance Trust	5.873% 09/15/10 (f)	30,000,000	30,014,484

Bay View Auto Trust	5.310% 06/25/14	3,500,000	3,482,109

Capital Auto Receivables Asset Trust	5.310% 06/15/12	9,000,000	8,840,054

Capital Auto Receivables Asset Trust	5.500% 04/20/10 (b)	4,400,000	4,389,080

Capital One Master Trust	5.953% 11/15/11 (f)	44,000,000	44,031,618

Carmax Auto Owner Trust	4.730% 09/17/12	2,900,000	2,859,351

Chase Credit Card Master Trust	5.863% 07/15/10 (f)	30,000,000	30,012,066
	5.863% 02/15/11 (f)	15,000,000	14,991,000

Cigna CBO Ltd.	6.460% 11/15/08 (b)	1,533,339	1,533,339

Citibank Credit Card Issuance Trust	5.700% 09/20/19	8,000,000	7,926,630

Citicorp Residential Mortgage Securities, Inc.	5.892% 03/25/37	11,000,000	10,728,857
	6.080% 06/25/37	11,000,000	11,080,539

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Asset-Backed Securities (continued)

		Par ($)	Value ($)

Citigroup Mortgage Loan Trust, Inc.	5.517% 08/25/35	3,775,000	3,472,177
	5.598% 03/25/36	2,850,000	2,847,416
	5.666% 08/25/35	2,330,000	1,934,150

Countrywide Asset-Backed Certificates	5.241% 06/25/21 (f)	3,309,081	3,266,583
	5.813% 05/25/37 (f)	8,500,000	8,406,639

Credit-Based Asset Servicing and Securitization	5.545% 11/25/35	2,950,000	2,856,792

Ford Credit Auto Owner Trust	5.680% 06/15/12	5,422,000	5,398,848

Ford Credit Floorplan Master Owner Trust	5.903% 05/15/10 (f)	20,000,000	19,966,214

Fremont Home Loan Trust	5.241% 02/25/36 (f)	11,768,000	11,637,644

GE Capital Credit Card Master Note Trust	5.763% 06/15/11 (f)	18,200,000	18,187,624

GE Equipment Small Ticket LLC	4.620% 12/22/14 (b)	2,389,700	2,366,937
	5.120% 06/22/15 (b)	5,261,497	5,266,694

Green Tree Financial Corp.	6.870% 01/15/29	1,676,559	1,729,871

Harley-Davidson Motorcycle Trust	5.540% 04/15/15	4,600,000	4,569,393

JPMorgan Auto Receivables Trust	5.610% 12/15/14 (b)	6,260,089	6,288,971

JPMorgan Mortgage Acquisition Corp.	5.241% 06/25/37 (f)	10,200,000	9,992,262
	5.627% 10/25/35	5,000,000	4,957,028

Merrill Lynch Mortgage Investors, Inc.	5.281% 05/25/37 (f)	2,861,041	2,400,676

Nomura Home Equity Loan, Inc.	5.251% 03/25/36 (f)	3,000,000	2,955,583

Origen Manufactured Housing	3.790% 12/15/17	1,547,343	1,529,225

Pinnacle Capital Asset Trust	5.770% 05/25/10 (b)	5,200,000	5,181,246

Renaissance Home Equity Loan Trust	5.201% 01/25/37 (f)	5,945,746	5,880,583
	5.355% 11/25/35	4,750,000	4,350,952
	5.565% 02/25/36	6,000,000	5,936,293

Residential Funding Mortgage Securities II, Inc.	5.110% 09/25/35	5,000,000	4,669,154

Small Business Administration Participation Certificates	4.570% 06/01/25	3,917,943	3,755,226
	5.390% 12/01/25	993,587	999,825
	5.570% 03/01/26	3,753,540	3,802,554
	5.780% 08/01/27	6,000,000	6,128,473

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Asset-Backed Securities (continued)

		Par ($)	Value ($)

Superior Wholesale Inventory Financing Trust	5.933% 06/15/10 (f)	10,000,000	9,866,813

Wachovia Auto Loan Owner Trust	5.650% 02/20/13	8,000,000	8,012,747

WFS Financial Owner Trust	4.760% 05/17/13	4,000,000	3,939,082

	Total Asset-Backed Securities (cost of $360,914,350)		357,549,018

Collateralized Mortgage Obligations – 8.5%

Agency – 1.1%
Federal Home Loan Mortgage Corp.	4.000% 03/15/19	7,075,000	6,447,177
	5.000% 03/15/28	15,000,000	14,994,604

Federal National Mortgage Association	9.250% 03/25/18	102,922	111,231

Government National Mortgage Association	4.954% 05/16/31	4,300,000	4,119,653

Agency Total			25,672,665

Non-Agency – 7.4%
American Home Mortgage Investment Trust	5.241% 06/25/36 (f)	5,693,082	5,684,853

American Mortgage Trust	8.445% 09/27/22	12,723	7,710

Citicorp Mortgage Securities, Inc.	6.000% 07/25/37	19,634,224	19,697,882
	6.000% 09/25/37	30,000,000	29,625,000

Citigroup Mortgage Loan Trust, Inc.	5.823% 11/25/36 (f)	16,759,511	16,824,927

Countrywide Alternative Loan Trust	5.000% 03/25/20	12,519,969	12,124,814
	5.000% 07/25/35	3,261,403	3,174,777
	5.250% 03/25/35	3,584,800	3,486,892
	5.500% 09/25/35	6,478,449	5,124,444

GMAC Mortgage Corp. Loan Trust	5.646% 04/19/36 (f)	3,560,702	3,494,086

GSMPS Mortgage Loan Trust	7.750% 09/19/27 (b)(f)	845,221	895,630

JP Morgan Mortgage Trust	4.986% 10/25/35 (f)	5,423,000	5,376,350
	5.405% 11/25/35 (f)(h)	14,952,157	14,857,412
	5.740% 05/25/36 (f)	10,727,972	10,641,040

Nomura Asset Acceptance Corp.	5.231% 08/25/36 (f)	8,842,206	8,828,611
	5.515% 01/25/36 (f)	8,060,000	7,916,178
	6.138% 03/25/47	9,500,000	9,516,590

Residential Accredit Loans, Inc.	5.500% 02/25/35	4,078,772	4,028,944

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Collateralized Mortgage Obligations (continued)

		Par ($)	Value ($)
Non-Agency (continued)
Residential Funding Mortgage Securities	5.786% 07/27/37 (f)	7,992,809	7,937,610

Wells Fargo Mortgage Securities Corp.	6.320% 10/15/37	10,000,000	10,057,610

Non-Agency Total			179,301,360
	Total Collateralized Mortgage Obligations (cost of $205,967,807)		204,974,025

Commercial Mortgage-Backed Securities – 5.4%
Diversified REIT Trust	6.780% 03/18/11 (b)(f)	5,000,000	5,099,931

First Union National Bank Commercial Mortgage Trust	5.585% 02/12/34	2,944,643	2,968,041

First Union National Bank Commercial Mortgage, Inc.	6.141% 02/12/34	8,000,000	8,305,071

Greenwich Capital Commercial Funding Corp.	6.111% 07/10/38 (f)	11,060,000	11,402,792

JPMorgan Chase Commercial Mortgage Securities Corp.	5.565% 04/15/43 (f)	9,411,000	9,132,792
	6.066% 04/15/45 (f)	18,287,000	18,510,026

LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	5,000,000	5,205,980

Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456% 07/12/46 (f)	9,652,000	9,423,248

Morgan Stanley Capital I	5.328% 11/12/41	19,175,000	18,878,892

Structured Asset Securities Corp., I.O.	2.173% 02/25/28 (f)	4,192,443	99,301

Wachovia Bank Commercial Mortgage Trust	5.928% 05/15/43 (f)	20,000,000	20,376,068
	5.466% 01/15/45 (f)	10,000,000	9,814,428
	3.989% 06/15/35	11,930,000	11,193,172

	Total Commercial Mortgage-Backed Securities (cost of $133,107,528)		130,409,742

Municipal Bond – 0.0%

Virginia – 0.0%

VA Tobacco Settlement Financing Corp.	Series 2007 A1, 6.706% 06/01/46	550,000	510,604

Virginia Total			510,604
	Total Municipal Bond (cost of $549,945)		510,604

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Common Stock – 0.0%

		Shares	Value ($)
Industrials – 0.0%
Airlines – 0.0%
	UAL Corp. (c)	1,493	69,469

	Airlines Total		69,469

Industrials Total			69,469
	Total Common Stock (cost of $53,240)		69,469

Securities Lending Collateral – 22.4%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.320%) (i)	541,747,184	541,747,184

	Total Securities Lending Collateral (cost of $541,747,184)		541,747,184

Short-Term Obligations – 6.5%		Par ($)
Commercial Paper – 0.6%
	Carrera Capital Finance, LLC 5.300% 11/05/07	15,600,000	15,519,617

Commercial Paper Total			15,519,617

Repurchase Agreement – 5.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07, at 4.810%, collateralized by a U.S. Government Agency maturing 05/14/10, market value $144,937,287 (repurchase proceeds $142,147,955)	142,091,000	142,091,000

Repurchase Agreement Total			142,091,000

	Total Short-Term Obligations (cost of $157,610,617)		157,610,617

	Total Investments – 142.0% (cost of $3,436,555,556) (j)		3,432,818,982

	Other Assets & Liabilities, Net – (42.0)%		(1,015,342,854)

	Net Assets – 100.0%		2,417,476,128

Notes to Investment Portfolio:

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $172,711,139, which represents 7.1% of net assets.

(c)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 was $501,629,750.

(d)	A portion of this security is pledged as collateral for credit default swaps.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(g)	All or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $76,010,006.

(h)	Security purchased on a delayed delivery basis.

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $3,437,622,227.

At September 30, 2007, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Notes	150	$16,392,188	$16,416,113	Dec-07	$(23,925)
5-Year U.S. Treasury Notes	550	58,867,187	58,612,006	Dec-07	255,181

					$231,256

At September 30, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Notes	260	$28,413,125	$28,412,280	Dec-07	$(845)
U.S. Treasury Bonds	310	34,516,562	34,738,414	Dec-07	221,852

					$221,007

At September 30, 2007, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sale Protection	Receive/Pay Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Morgan Stanley	Ford Motor Co. 7.450% 07/16/31	Sale	3.000%	06/20/09	$750,000	$(13,464)
Merrill Lynch	Toll Brothers, Inc. 6.875% 11/15/12	Sale	1.070%	09/20/12	3,750,000	(245,912)
Morgan Stanley	Washington Mutual, Inc. 5.250% 09/15/17	Buy	1.350%	09/20/12	10,000,000	(167,210)
UBS Securities	Wachovia Corp. 3.625% 02/17/09	Buy	0.470%	09/20/17	10,000,000	(52,543)
Lehman Brothers	Citigroup, Inc. 6.50% 01/18/11	Buy	0.490%	12/20/12	10,000,000	(73,650)

						$(552,779)

At September 30, 2007, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$921,829	$896,939	10/22/07	$(24,890)

At September 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	37.0
Government & Agency Obligations	23.9
Mortgage-Backed Securities	23.5
Asset-Backed Securities	15.0
Collateralized Mortgage Obligations	8.9
Commercial Mortgage-Backed Securities	4.8
Municipal Bond	0.0	*
Common Stock	0.0	*

	113.1
Securities Lending Collateral	22.4
Short-Term Obligations	6.5
Other Asset & Liabilities, Net	(42.0)

	100.0

* Rounds to less than 0.1%.

Acronym	Name
EUR	Euro
I.O.	Interest only security
JPY	Japanese Yen
PIK	Payment-In-Kind
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	3,436,555,556

	Investments, at value (including securities on loan of $501,629,750)	3,432,818,982
	Cash	482,998
	Cash with brokers as collateral for swap contracts	380,000
	Foreign currency (cost of $8,187)	8,176
	Receivable for:
	Investments sold	72,652,233
	Investments sold on a delayed delivery basis	248,681,149
	Fund shares sold	4,790,935
	Interest	22,702,119
	Securities lending	192,118
	Foreign tax reclaims	27,733
	Dollar roll fee income	3,227
	Futures variation margin	10,312
	Trustees’ deferred compensation plan	73,759

	Total Assets	3,782,823,741

Liabilities	Collateral on securities loaned	541,747,184
	Unrealized depreciation on forward foreign currency exchange contracts	24,890
	Unrealized depreciation on credit default swap contracts	552,779
	Payable for:
	Investments purchased	80,336,898
	Investments purchased on a delayed delivery basis	731,038,765
	Fund shares repurchased	5,357,663
	Distributions	4,600,465
	Investment advisory fee	621,159
	Administration fee	291,662
	Transfer agent fee	406,727
	Pricing and bookkeeping fees	21,048
	Trustees’ fees	7,126
	Custody fee	247
	Distribution and service fees	118,848
	Chief compliance officer expenses	341
	Trustees’ deferred compensation plan	73,759
	Deferred dollar roll fee income	1,595
	Other liabilities	146,457

	Total Liabilities	1,365,347,613

	Net Assets	2,417,476,128

Net Assets Consist of	Paid-in capital	2,459,803,520
	Overdistributed net investment income	(929,287)
	Accumulated net realized loss	(37,537,429)
	Net unrealized appreciation (depreciation) on:
	Investments	(3,736,574)
	Foreign currency translations	(23,586)
	Swap contracts	(552,779)
	Futures contracts	452,263

	Net Assets	2,417,476,128

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Class A	Net assets	$210,251,233
	Shares outstanding	24,041,753
	Net asset value per share	$8.75	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share	$9.04	(b)

Class B	Net assets	$59,468,399
	Shares outstanding	6,800,073
	Net asset value and offering price per share	$8.75	(a)

Class C	Net assets	$36,621,487
	Shares outstanding	4,187,603
	Net asset value and offering price per share	$8.75	(a)

Class R	Net assets	$612,074
	Shares outstanding	69,986
	Net asset value, offering and redemption price per share	$8.75

Class Z	Net assets	$2,110,522,935
	Shares outstanding	241,333,385
	Net asset value, offering and redemption price per share	$8.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Intermediate Bond Fund

For the Six Months Ended September 30, 2007 (Unaudited)

		($)
Investment Income	Interest	65,238,121
	Dollar roll fee income	290,265
	Securities lending	1,014,463
	Foreign taxes withheld	(438)

	Total Investment Income	66,542,411

Expenses	Investment advisory fee	3,664,313
	Administration fee	1,727,231
	Distribution fee:
	Class A	103,783
	Class B	227,478
	Class C	131,381
	Class R	841
	Service fee:
	Class A	259,450
	Class B	75,826
	Class C	43,780
	Transfer agent fee	1,167,067
	Pricing and bookkeeping fees	102,152
	Trustees’ fees	56,999
	Custody fee	100,093
	Chief compliance officer expenses	776
	Other expenses	313,569

	Total Expenses	7,974,739

	Fees waived by Distributor:
	Class A	(103,783)
	Class C	(26,308)
	Expense reductions	(86,803)

	Net Expenses	7,757,845

	Net Investment Income	58,784,566

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency	Net realized gain (loss) on:
	Investments	(18,037,721)
	Futures contracts	2,270,824
	Swap contracts	224,035
	Foreign currency transactions	(47,922)

	Net realized loss	(15,590,784)

	Net change in unrealized appreciation (depreciation) on:
	Investments	(7,424,942)
	Futures contracts	(158,886)
	Swap contracts	(552,779)
	Foreign currency translations	(20,643)

	Net change in unrealized depreciation	(8,157,250)

	Net Loss	(23,748,034)

	Net Increase Resulting from Operations	35,036,532

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Intermediate Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	58,784,566	96,863,301
	Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(15,590,784)	2,145,533
	Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and foreign currency translations	(8,157,250)	23,750,200

	Net Increase Resulting from Operations	35,036,532	122,759,034

Distributions to Shareholders	From net investment income:
	Class A	(5,121,235)	(9,848,383)
	Class B	(1,272,165)	(2,809,349)
	Class C	(759,215)	(1,570,733)
	Class R	(7,755)	(551)
	Class Z	(51,890,286)	(84,128,806)

	Total Distributions to Shareholders	(59,050,656)	(98,357,822)

Share Transactions	Class A:
	Subscriptions	39,757,381	68,666,209
	Distributions reinvested	4,724,810	9,150,244
	Redemptions	(38,135,609)	(73,489,796)

	Net Increase	6,346,582	4,326,657

	Class B:
	Subscriptions	3,412,651	5,022,878
	Distributions reinvested	958,989	2,091,091
	Redemptions	(7,824,704)	(18,588,850)

	Net Decrease	(3,453,064)	(11,474,881)

	Class C:
	Subscriptions	6,722,653	8,579,992
	Distributions reinvested	509,641	1,047,095
	Redemptions	(5,700,084)	(14,208,518)

	Net Increase (Decrease)	1,532,210	(4,581,431)

	Class R:
	Subscriptions	575,986	31,140
	Distributions reinvested	7,720	549
	Redemptions	(14,790)	(16)

	Net Increase	568,916	31,673

	Class Z:
	Subscriptions	385,381,181	766,380,243
	Distributions reinvested	25,387,490	44,272,411
	Redemptions	(174,335,636)	(315,972,118)

	Net Increase	236,433,035	494,680,536
	Net Increase from Share Transactions	241,427,679	482,982,554

	Total Increase in Net Assets	217,413,555	507,383,766

Net Assets	Beginning of period	2,200,062,573	1,692,678,807
	End of period	2,417,476,128	2,200,062,573
	Overdistributed net investment income at end of period	(929,287)	(663,197)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Capital Stock Activity

		(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Changes in Shares	Class A:
	Subscriptions	4,555,435	7,826,404
	Issued for distributions reinvested	540,520	1,042,188
	Redemptions	(4,367,672)	(8,377,201)

	Net Increase	728,283	491,391

	Class B:
	Subscriptions	391,275	571,522
	Issued for distributions reinvested	109,701	238,270
	Redemptions	(895,436)	(2,123,906)

	Net Decrease	(394,460)	(1,314,114)

	Class C:
	Subscriptions	770,842	974,976
	Issued for distributions reinvested	58,307	119,300
	Redemptions	(651,620)	(1,621,832)

	Net Increase (Decrease)	177,529	(527,556)

	Class R:
	Subscriptions	66,093	3,515
	Issued for distributions reinvested	885	63
	Redemptions	(1,701)	(2)

	Net Increase	65,277	3,576

	Class Z:
	Subscriptions	44,120,299	87,356,084
	Issued for distributions reinvested	2,904,623	5,040,148
	Redemptions	(19,979,073)	(35,995,798)

	Net Increase	27,045,849	56,400,434

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Year Ended June 30,
Class A Shares			2007		2006	2005			2003 (c)		2002 (c)
Net Asset Value, Beginning of Period	$8.84		$8.74		$8.96	$9.27	$9.18		$8.73		$8.84

Income from Investment Operations:
Net investment income (d)	0.21		0.42		0.39	0.39	0.30		0.45		0.53
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency and swap contracts	(0.08)		0.11		(0.20)	(0.25)	0.11		0.48		(0.08)

Total from Investment Operations	0.13		0.53		0.19	0.14	0.41		0.93		0.45

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.43)		(0.41)	(0.42)	(0.32)		(0.48)		(0.56)
From net realized gains	—		—		—	(0.03)	—		—		—
Return of capital	—		—		—	—	—		—		—	(e)

Total Distributions to Shareholders	(0.22)		(0.43)		(0.41)	(0.45)	(0.32)		(0.48)		(0.56)

Net Asset Value, End of Period	$8.75		$8.84		$8.74	$8.96	$9.27		$9.18		$8.73
Total return (f)(g)	1.45	%(h)	6.21	%(i)	2.12%	1.55%	4.59	%(h)	11.03%		5.10%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	0.86	%(k)	0.87%		0.89%	0.94%	0.99	%(k)	1.05%		1.04%
Interest expense	—		—		—	—	—		—	%(l)	—
Net expenses (j)	0.86	%(k)	0.87%		0.89%	0.94%	0.99	%(k)	1.05%		1.04%
Waiver/Reimbursement	0.10	%(k)	0.10%		0.10%	0.10%	0.10	%(k)	0.10%		0.10%
Net investment income (j)	4.91	%(k)	4.83%		4.36%	4.31%	4.31	%(k)	5.13%		5.94%
Portfolio turnover rate	138	%(h)	150%		126%	40%	96	%(h)	114%		179	%(m)
Net assets, end of period (000’s)	$210,251		$206,147		$199,376	$168,213	$146,709		$92,993		$32,493

(a)	On October 13, 2003, Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

(m)	Portfolio turnover disclosed is for SR&F Intermediate Bond Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Year Ended June 30, 2003 (c)		Period Ended June 30, 2002 (c)(d)
Class B Shares			2007		2006	2005
Net Asset Value, Beginning of Period	$8.84		$8.74		$8.96	$9.27	$9.18		$8.73		$8.89

Income from Investment Operations:
Net investment income (e)	0.18		0.36		0.32	0.32	0.25		0.39		0.18
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency and swap contracts	(0.09)		0.10		(0.20)	(0.25)	0.11		0.47		(0.13)

Total from Investment Operations	0.09		0.46		0.12	0.07	0.36		0.86		0.05

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)		(0.34)	(0.35)	(0.27)		(0.41)		(0.21)
From net realized gains	—		—		—	(0.03)	—		—		—
Return of capital	—		—		—	—	—		—		—	(f)

Total Distributions to Shareholders	(0.18)		(0.36)		(0.34)	(0.38)	(0.27)		(0.41)		(0.21)

Net Asset Value, End of Period	$8.75		$8.84		$8.74	$8.96	$9.27		$9.18		$8.73
Total return (g)	1.07	%(h)	5.42	%(i)	1.36%	0.80%	4.00	%(h)	10.21%		0.51	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	1.61	%(k)	1.62%		1.64%	1.69%	1.74	%(k)	1.80%		1.83	%(k)
Interest expense	—		—		—	—	—		—	%(l)	—
Net expenses (j)	1.61	%(k)	1.62%		1.64%	1.69%	1.74	%(k)	1.80%		1.83	%(k)
Net investment income (j)	4.17	%(k)	4.08%		3.61%	3.56%	3.58	%(k)	4.38%		5.04	%(k)
Portfolio turnover rate	138	%(h)	150%		126%	40%	96	%(h)	114%		179	%(h)(m)
Net assets, end of period (000’s)	$59,468		$63,617		$74,332	$89,564	$104,700		$103,880		$28,758

(a)	On October 13, 2003, Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.

(d)	Class B shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Rounds to less than $0.01.

(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)	Not annualized.

(i)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

(m)	Portfolio turnover disclosed is for SR&F Intermediate Bond Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Year Ended June 30, 2003 (c)		Period Ended June 30, 2002 (c)(d)
Class C Shares			2007		2006	2005
Net Asset Value, Beginning of Period	$8.84		$8.74		$8.96	$9.27	$9.18		$8.73		$8.89

Income from Investment Operations:
Net investment income (e)	0.19		0.37		0.34	0.34	0.26		0.40		0.19
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency and swap contracts	(0.09)		0.11		(0.20)	(0.26)	0.11		0.48		(0.14)

Total from Investment Operations	0.10		0.48		0.14	0.08	0.37		0.88		0.05

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.38)		(0.36)	(0.36)	(0.28)		(0.43)		(0.21)
From net realized gains	—		—		—	(0.03)	—		—		—
Return of capital	—		—		—	—	—		—		—	(f)

Total Distributions to Shareholders	(0.19)		(0.38)		(0.36)	(0.39)	(0.28)		(0.43)		(0.21)

Net Asset Value, End of Period	$8.75		$8.84		$8.74	$8.96	$9.27		$9.18		$8.73
Total return (g)(h)	1.15	%(i)	5.58	%(j)	1.51%	0.95%	4.12	%(i)	10.37%		0.58	%(i)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (k)	1.46	%(l)	1.47%		1.49%	1.54%	1.59	%(l)	1.65%		1.68	%(l)
Interest expense	—		—		—	—	—		—	%(m)	—
Net expenses (k)	1.46	%(l)	1.47%		1.49%	1.54%	1.59	%(l)	1.65%		1.68	%(l)
Waiver/Reimbursement	0.15	%(l)	0.15%		0.15%	0.15%	0.15	%(l)	0.15%		0.15	%(l)
Net investment income (k)	4.31	%(l)	4.23%		3.76%	3.71%	3.72	%(l)	4.50%		5.19	%(l)
Portfolio turnover rate	138	%(i)	150%		126%	40%	96	%(i)	114%		179	%(i)(n)
Net assets, end of period (000’s)	$36,621		$35,458		$39,641	$46,693	$59,009		$51,676		$11,651

(a)	On October 13, 2003, Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.

(d)	Class C shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Rounds to less than $0.01.

(g)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)	Not annualized.

(j)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

(l)	Annualized.

(m)	Rounds to less than 0.01%.

(n)	Portfolio turnover disclosed is for SR&F Intermediate Bond Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$8.84		$8.74		$8.91

Income from Investment Operations:
Net investment income (b)	0.20		0.39		0.06
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency and swap contracts	(0.09)		0.12		(0.15)

Total from Investment Operations	0.11		0.51		(0.09)

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.08)

Net Asset Value, End of Period	$8.75		$8.84		$8.74
Total return (c)	1.32	%(d)	5.94	%(e)	(1.06	)%(d)

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.11	%(g)	1.12%		1.30	%(g)
Net investment income (f)	4.57	%(g)	4.45%		3.25	%(g)
Portfolio turnover rate	138	%(d)	150%		126	%(d)
Net assets, end of period (000’s)	$612		$42		$10

(a)	Class R shares were initially offered on January 23, 2006.

(b)	Per share data was calculated using the average the shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,				Period Ended March 31, 2004 (a)(b)		Year Ended June 30,
Class Z Shares			2007		2006	2005			2003 (c)(d)		2002 (d)

Net Asset Value, Beginning of Period	$8.84		$8.74		$8.96	$9.27	$9.18		$8.73		$8.84

Income from Investment Operations:
Net investment income (e)	0.23		0.45		0.41	0.41	0.31		0.49		0.55
Net realized and unrealized gain (loss) on investments, futures contracts, foreign currency and swap contracts	(0.09)		0.10		(0.20)	(0.25)	0.12		0.46		(0.08)

Total from Investment Operations	0.14		0.55		0.21	0.16	0.43		0.95		0.47

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.45)		(0.43)	(0.44)	(0.34)		(0.50)		(0.58)
From net realized gains	—		—		—	(0.03)	—		—		—
Return of capital	—		—		—	—	—		—		—	(f)

Total Distributions to Shareholders	(0.23)		(0.45)		(0.43)	(0.47)	(0.34)		(0.50)		(0.58)

Net Asset Value, End of Period	$8.75		$8.84		$8.74	$8.96	$9.27		$9.18		$8.73
Total return (g)	1.58	%(h)	6.48	%(i)	2.37%	1.80%	4.78	%(h)	11.30%		5.36%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	0.61	%(k)	0.62%		0.64%	0.69%	0.74	%(k)	0.80%		0.79%
Interest expense	—		—		—	—	—		—	%(l)	—
Net expenses (j)	0.61	%(k)	0.62%		0.64%	0.69%	0.74	%(k)	0.80%		0.79%
Net investment income (j)	5.16	%(k)	5.08%		4.63%	4.56%	4.58	%(k)	5.51%		6.22%
Portfolio turnover rate	138	%(h)	150%		126%	40%	96	%(h)	114%		179	%(m)
Net assets, end of period (000’s)	$2,110,523		$1,894,798		$1,379,320	$877,193	$793,477		$717,923		$729,580

(a)	On October 13, 2003, Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.

(b)	The Fund changed its fiscal year end from June 30 to March 31.

(c)	Effective July 29, 2002, Stein Roe Intermediate Bond Fund’s Class S shares were renamed Liberty Intermediate Bond Fund Class Z shares.

(d)	Per share data and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Rounds to less than $0.01.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Not annualized.

(i)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

(m)	Portfolio turnover disclosed is for SR&F Intermediate Bond Portfolio.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and for capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregated $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Credit default swaps are marked to market daily based upon quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Fund may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Fund’s sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses futures contracts in an effort to achieve more efficiently, economic exposure similar to that which it could have achieved through the purchase and sale of fixed income securities.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase prices.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities (“TBA Dollar Rolls”). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the Fund’s Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statement of Operations.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement will default on its obligation to perform, or that there may be an unfavorable change in interest rates.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund’s investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund is also exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

Distributions paid from:
Ordinary Income*	$98,357,822

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$24,701,211
Unrealized depreciation	(29,504,456)
Net unrealized depreciation	$(4,803,245)

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$6,075,470
2014	3,776,565
2015	8,375,463

Total	$18,227,498

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.35%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

For the six months ended September 30, 2007, the Fund’s annualized effective investment advisory fee rate was 0.32% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

The Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended September 30, 2007, the amounts charged to the Fund by affiliates included in the Statement of Operations under “Pricing and bookkeeping fees” aggregated to $7,711, of which $1,419 is unpaid.

For the six months ended September 30, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.009% of the Fund’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses by $4,617.

For the six months ended September 30, 2007, the Fund’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, sub-transfer agent fees, and net of minimum account balance fees and waivers if applicable, was 0.10% of the Fund’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts of $7,019 on sales of the Fund’s Class A shares and net CDSC fees of $31, $70,430 and $1,401 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the “Plans”) which require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class A shares of the Fund so that the combined fee will not exceed 0.25% annually of Class A average daily net assets. The Distributor has also voluntarily agreed to waive a portion of the distribution and service fees for Class C shares so that the combined fee will not exceed 0.85% annually of Class C average daily net assets. These arrangements may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended September 30, 2007, these credits reduced total expenses by $82,186.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $3,527,888,913 and $2,935,951,822, respectively, of which $3,087,805,991 and $2,279,528,006, respectively, were U.S. Government securities.

Note 6. Shares of Beneficial Interest

As of September 30, 2007, the Fund had one shareholder that held 43.5% of the Fund’s shares outstanding, which were beneficially owned by participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of September 30, 2007, the Fund also had two shareholders that held 19.0% of the Fund’s shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the unused line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended September 30, 2007, the Fund did not borrow under this arrangement.

Note 8. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Significant Risks and Contingencies

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus

Companies that are in different but closely related industries are sometimes described as being in the same sector. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. During such times, the Fund will have a greater exposure to economic and market events affecting such sector than if it were more broadly invested across multiple sectors.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On

Columbia Intermediate Bond Fund

September 30, 2007 (Unaudited)

September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. The funds’ adviser and/or its affiliates are required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

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Important Information About This Report

Columbia Intermediate Bond Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Intermediate Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Intermediate Bond Fund

Semiannual Report – September 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136413-0907 (11/07) 07/46092

Columbia U.S. Treasury Index Fund

Semiannual Report – September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it's important to remember that past performance is not an indicator of future results.

Performance Information

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager’s Report

The Portfolio Manager’s Report is where you will find your portfolio manager’s thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund’s performance, along with a comparison of the fund’s performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager’s comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing “Important Information About This Report,” which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund’s Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm’s report and biographies of the fund’s trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Fund Profile – Columbia U.S. Treasury Index Fund

Summary

■

For the six-month period that September 30, 2007, the fund’s Class A shares returned 3.09% without sales charge. The fund’s Class Z shares returned 3.21%. The fund’s benchmark, the Citigroup Bond U.S. Treasury Index, posted a total return of 3.38% over the same period[1]. The fund’s return was greater than the 2.75% average return for its peer group, the Lipper General U.S. Treasury Funds Classification[2].

■

The period was characterized by meaningful swings in investor sentiment. During the spring, yields on Treasury securities rose sharply, reflecting investor fears that strong economic growth could translate into higher inflation. By the end of June, however, disruptions in the mortgage market drove investors to the relative safety of the Treasury markets, bringing Treasury yields down and driving prices up. In fact, Treasury yields declined throughout the summer, punctuated by the Federal Reserve Board’s September decision to cut short-term rates by one half percentage point. At the end of the period, the yield on 10-year Treasury securities was approximately 4.50%, nearly a percentage point lower than its June high.

■

For the first time in several years, long-term rates exceed short-term rates. The difference is not great by historical standards nor even in absolute terms: yields on the two-year and 10-year Treasuries are within half a percentage point of one another. Yet, even this small gap represents a change from earlier this year, when short rates actually exceeded long rates, and a return to a more normal structure of yields.

Portfolio Management

Brian Drainville has managed the fund since May 2007 and has been with the advisor or its predecessors or affiliate organizations since 1996.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

The value of the fund may be affected by interest rate changes and the creditworthiness of issuers held in the fund. When interest rates go up, bond prices typically drop, and vice versa.

[1]

The Citigroup Bond U.S. Treasury Index is an index composed of all US Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows a fund’s investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. Information shown is as of 06/30/2007.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/2007

+3.09% Class A shares (without sales charge)

+3.38% Citigroup Bond U.S. Treasury Index

Net asset value per share

as of 09/30/07 ($)
Class A	10.62
Class B	10.62
Class C	10.62
Class Z	10.62

Distributions declared per share

04/01/07 – 09/30/07 ($)
Class A	0.23
Class B	0.19
Class C	0.20
Class Z	0.24

Morningstar Style Box

Duration

1

Fund Profile (continued) – Columbia U.S. Treasury Index Fund

The fund is subject to indexing risk. Your investment in the fund will typically decline in value when the performance of its index declines. Since the fund is designed to track its index before fees and expenses, the fund cannot purchase other securities that may help offset declines in its index. In addition, because the fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the fund’s performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment. Fund shares are not guaranteed or backed by the U.S. government or any agency.

2

Performance Information – Columbia U.S. Treasury Index Fund

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	16,844	16,036
Class B	16,246	16,246
Class C	16,364	16,364
Class Z	17,037	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each class of Columbia U.S. Treasury Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	11/25/02		11/25/02		11/25/02		06/04/91
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.09	–1.85	2.71	–2.29	2.78	1.78	3.21
1-year	5.14	0.11	4.36	–0.64	4.51	3.51	5.36
5-year	2.80	1.79	2.06	1.71	2.20	2.20	3.03
10-year	5.35	4.84	4.97	4.97	5.05	5.05	5.47

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.66
Class B	1.41
Class C	1.41
Class Z	0.41

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursement of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund’s prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Trust shares of the Galaxy II U.S. Treasury Index Fund (the “Galaxy Fund”) for periods prior to November 25, 2002, the date on which Class A, Class B and Class C shares were initially offered by the Fund. The returns for Class Z shares include returns of Trust shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Trust shares of the Galaxy Fund were initially offered on June 4, 1991.

3

Understanding Your Expenses – Columbia U.S. Treasury Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.45	1,022.00	3.02	3.03	0.60
Class B	1,000.00	1,000.00	1,013.55	1,018.25	6.80	6.81	1.35
Class C	1,000.00	1,000.00	1,013.90	1,019.00	6.04	6.06	1.20
Class Z	1,000.00	1,000.00	1,016.05	1,023.10	1.92	1.92	0.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

Government & Agency Obligations – 98.3%

		Par ($)	Value ($)

U.S. Treasury Bonds – 22.2%	4.500% 05/15/17 (a)	4,100,000	4,076,937
	8.750% 05/15/17 (a)	1,330,000	1,751,651
	7.875% 02/15/21 (a)	6,000,000	7,784,064
	8.125% 08/15/21 (a)	950,000	1,261,793
	7.250% 08/15/22 (a)	2,350,000	2,937,500
	6.875% 08/15/25 (a)	2,600,000	3,206,939
	6.000% 02/15/26 (a)	500,000	566,250
	6.125% 11/15/27 (a)	3,200,000	3,702,749
	5.250% 02/15/29	2,150,000	2,253,469
	5.375% 02/15/31 (a)	2,000,000	2,140,938
	4.500% 02/15/36 (a)	3,050,000	2,891,543

	U.S. Treasury Bonds Total		32,573,833

U.S. Treasury Notes – 76.1%	4.375% 11/15/08 (a)	1,200,000	1,204,687
	3.250% 01/15/09 (a)	4,000,000	3,965,312
	2.625% 03/15/09 (a)	3,650,000	3,581,278
	4.500% 04/30/09 (a)	3,000,000	3,025,314
	5.500% 05/15/09 (a)	5,650,000	5,785,510
	4.875% 05/31/09 (a)	9,450,000	9,588,802
	3.500% 08/15/09 (a)	200,000	198,344
	4.875% 08/15/09 (a)	8,650,000	8,789,213
	4.000% 08/31/09 (a)	2,000,000	2,001,406
	4.000% 04/15/10 (a)	3,800,000	3,800,296
	4.500% 05/15/10 (a)	3,500,000	3,544,023
	5.750% 08/15/10	9,750,000	10,201,698
	5.000% 08/15/11 (a)	11,850,000	12,243,456
	4.500% 04/30/12 (a)	7,300,000	7,389,542
	4.000% 11/15/12 (a)	2,050,000	2,032,702
	3.875% 02/15/13 (a)	6,750,000	6,637,673
	12.000% 08/15/13	2,375,000	2,532,158
	4.750% 05/15/14 (a)	2,200,000	2,249,500
	4.250% 08/15/14 (a)	4,600,000	4,567,657
	4.000% 02/15/15 (a)	3,250,000	3,161,896
	4.125% 05/15/15 (a)	400,000	391,562
	4.500% 02/15/16 (a)	7,000,000	7,001,092
	7.500% 11/15/16 (a)	5,650,000	6,863,428
	4.750% 08/15/17	600,000	608,063

	U.S. Treasury Notes Total		111,364,612

	Total Government & Agency Obligations (cost of $141,105,209)		143,938,445

		Shares
Securities Lending Collateral – 28.5%
	State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield 5.320%)	41,648,545	41,648,545

	Total Securities Lending Collateral (cost of $41,648,545)		41,648,545

See Accompanying Notes to Financial Statements.

5

Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

	Par ($)	Value ($)
Short-Term Obligation – 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07, at 3.910%, collateralized by a U.S. Government Agency Obligation maturing 08/15/22, market value of $1,179,269 (repurchase proceeds $1,153,376)	1,153,000	1,153,000

Total Short-Term Obligation (cost of $1,153,000)		1,153,000

Total Investments – 127.6% (cost of $183,906,754) (c)		186,739,990

Other Assets & Liabilities, Net – (27.6)%		(40,395,135)

Net Assets – 100.0%		146,344,855

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $40,897,830

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $185,171,468.

At September 30, 2007, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
U.S. Treasury Notes	76.1
U.S. Treasury Bonds	22.2

98.3
Securities Lending Collateral	28.5
Short-Term Obligation	0.8
Other Assets & Liabilities	(27.6)

100.0

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	183,906,754

	Investments, at value (including securities on loan of $40,897,830)	186,739,990
	Cash	911
	Receivable for:
	Investments sold	816,533
	Fund shares sold	173,701
	Interest	1,600,610
	Securities lending	13,573
	Expense reimbursement due from Investment Advisor	8,455
	Trustees’ deferred compensation plan	16,226

	Total Assets	189,369,999

Liabilities	Collateral on securities loaned	41,648,545
	Payable for:
	Investments purchased	945,072
	Fund shares repurchased	126,078
	Distributions	219,314
	Investment advisory fee	12,042
	Administration fee	36,089
	Transfer agent fee	17,399
	Trustees’ fees	22
	Distribution and service fees	3,695
	Trustees’ deferred compensation plan	16,226
	Other liabilities	662

	Total Liabilities	43,025,144

	Net Assets	146,344,855

Composition of Net Assets	Paid-in capital	148,669,602
	Overdistributed net investment income	(1,304,062)
	Accumulated net realized loss	(3,853,921)
	Net unrealized appreciation on investments	2,833,236

	Net Assets	146,344,855

Class A
	Net assets	5,079,433
	Shares outstanding	478,148
	Net asset value per share	10.62	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.62/0.9525)	11.15	(b)

Class B
	Net assets	1,997,852
	Shares outstanding	188,065
	Net asset value and offering price per share	10.62	(a)

Class C
	Net assets	1,378,477
	Shares outstanding	129,758
	Net asset value and offering price per share	10.62	(a)

Class Z
	Net assets	137,889,093
	Shares outstanding	12,980,053
	Net asset value, offering and redemption price per share	10.62

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia U.S. Treasury Index Fund

For the Six Months Ended September 30, 2007 (Unaudited)

		($)
Investment Income	Interest	3,336,895
	Securities lending	59,389

	Total Investment Income	3,396,284

Expenses	Investment advisory fee	70,220
	Administration fee	210,658
	Distribution fee:
	Class B	6,235
	Class C	3,649
	Service fee:
	Class A	6,429
	Class B	2,078
	Class C	1,216
	Sub-account service fee – Class Z	20,198
	Trustees’ fees	10,055

	Total Expenses excluding interest expense	330,738
	Interest expense	969

	Total Expenses	331,707

	Fees and expenses waived or reimbursed by Investment Advisor	(41,125)
	Fees and expenses waived or reimbursed by Administrator – Class Z	(1,912)
	Fees waived by Distributor – Class C	(730)
	Expense reductions	(4,040)

	Net Expenses	283,900

	Net Investment Income	3,112,384

Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(201,682)
	Realized loss due to a trading error	(1,473)
	Reimbursement of trading loss by Investment Advisor	1,473
	Net change in unrealized appreciation on investments	1,721,265

	Net Gain	1,519,583

	Net Increase Resulting from Operations	4,631,967

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia U.S. Treasury Index Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	3,112,384	5,949,346
	Net realized loss on investments	(201,682)	(1,044,349)
	Net change in unrealized appreciation (depreciation) on investments	1,721,265	2,522,659

	Net Increase Resulting from Operations	4,631,967	7,427,656

Distributions to Shareholders	From net investment income:
	Class A	(113,338)	(167,113)
	Class B	(30,524)	(55,696)
	Class C	(18,488)	(43,017)
	Class Z	(3,071,270)	(6,185,851)

	Total Distributions to Shareholders	(3,233,620)	(6,451,677)

Share Transactions	Class A:
	Subscriptions	7,943,292	3,315,677
	Distributions reinvested	53,289	110,237
	Redemptions	(8,241,296)	(1,422,264)

	Net Increase (Decrease)	(244,715)	2,003,650

	Class B:
	Subscriptions	1,034,399	352,222
	Distributions reinvested	24,809	46,825
	Redemptions	(572,725)	(536,647)

	Net Increase (Decrease)	486,483	(137,600)

	Class C:
	Subscriptions	856,274	697,196
	Distributions reinvested	16,370	35,264
	Redemptions	(473,184)	(835,950)

	Net Increase (Decrease)	399,460	(103,490)

	Class Z:
	Subscriptions	18,342,213	25,060,964
	Distributions reinvested	1,893,750	4,172,915
	Redemptions	(21,759,331)	(28,635,828)

	Net Increase (Decrease)	(1,523,368)	598,051
	Net Increase (Decrease) from Share Transactions	(882,140)	2,360,611

	Total Increase in Net Assets	516,207	3,336,590

Net Assets	Beginning of period	145,828,648	142,492,058
	End of period	146,344,855	145,828,648
	Overdistributed net investment income at end of period	(1,304,062)	(1,182,826)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia U.S. Treasury Index Fund

		(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Changes in Shares	Class A:
	Subscriptions	756,576	315,530
	Issued for distributions reinvested	5,067	10,511
	Redemptions	(780,770)	(135,801)

	Net Increase (Decrease)	(19,127)	190,240

	Class B:
	Subscriptions	98,585	33,772
	Issued for distributions reinvested	2,361	4,468
	Redemptions	(54,235)	(51,444)

	Net Increase (Decrease)	46,711	(13,204)

	Class C:
	Subscriptions	80,881	67,302
	Issued for distributions reinvested	1,558	3,362
	Redemptions	(45,086)	(79,758)

	Net Increase (Decrease)	37,353	(9,094)

	Class Z:
	Subscriptions	1,751,896	2,391,750
	Issued for distributions reinvested	180,312	398,207
	Redemptions	(2,071,843)	(2,747,815)

	Net Increase (Decrease)	(139,635)	42,142

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class A Shares
	(Unaudited) Six Month Ended September 30, 2007		Year Ended March 31,						Period Ended March 31, 2003 (b)
			2007		2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$10.53		$10.45		$10.72		$11.18	$11.25	$11.05

Income from Investment Operations:
Net investment income (c)	0.22		0.42		0.39		0.35	0.35	0.19
Net realized and unrealized gain (loss) on investments	0.10		0.12		(0.24)		(0.41)	0.05	0.15

Total from Investment Operations	0.32		0.54		0.15		(0.06)	0.40	0.34

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.46)		(0.42)		(0.40)	(0.47)	(0.14)

Net Asset Value, End of Period	$10.62		$10.53		$10.45		$10.72	$11.18	$11.25
Total Return (d)	3.09	%(e)(f)(g)	5.30	%(g)	1.38	%(g)	(0.48)%	3.70%	3.12	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.60	%(h)(i)	0.60%		0.63%		0.66%	0.66%	0.65	%(h)
Interest expense	—	%(h)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses	0.60	%(h)(i)	0.60%		0.63%		0.66%	0.66%	0.65	%(h)
Waiver/Reimbursement	0.06	%(h)	0.06%		0.03%		—	—	—
Net investment income	4.23	%(h)	4.05%		3.60%		3.22%	3.14%	4.86	%(h)
Portfolio turnover rate	31	%(e)	39%		36%		44%	42%	48%
Net assets, end of period (000’s)	$5,079		$5,235		$3,208		$3,314	$2,625	$477

(a)	Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)	Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class B Shares
	(Unaudited) Six Month Ended September 30, 2007		Year Ended March 31,						Period Ended March 31,
			2007		2006		2005	2004 (a)	2003 (b)
Net Asset Value, Beginning of Period	$10.53		$10.45		$10.72		$11.18	$11.25	$11.05

Income from Investment Operations:
Net investment income (c)	0.18		0.35		0.31		0.27	0.27	0.17
Net realized and unrealized gain (loss) on investments	0.10		0.11		(0.24)		(0.41)	0.05	0.15

Total from Investment Operations	0.28		0.46		0.07		(0.14)	0.32	0.32

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.38)		(0.34)		(0.32)	(0.39)	(0.12)

Net Asset Value, End of Period	$10.62		$10.53		$10.45		$10.72	$11.18	$11.25
Total Return (d)	2.71	%(e)(f)(g)	4.52	%(g)	0.62	%(g)	(1.23)%	2.91%	2.87	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.35	%(h)(i)	1.35%		1.38%		1.41%	1.41%	1.40	%(h)
Interest expense	—	%(h)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses	1.35	%(h)(i)	1.35%		1.38%		1.41%	1.41%	1.40	%(h)
Waiver/Reimbursement	0.06	%(h)	0.06%		0.03%		—	—	—
Net investment income	3.49	%(h)	3.31%		2.85%		2.48%	2.44%	4.25	%(h)
Portfolio turnover rate	31	%(e)	39%		36%		44%	42%	48%
Net assets, end of period (000’s)	$1,998		$1,488		$1,615		$1,451	$1,574	$678

(a)	Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)	Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class C Shares
	(Unaudited) Six Month Ended September 30, 2007		Year Ended March 31,						Period Ended March 31, 2003 (b)
			2007		2006		2005	2004 (a)
Net Asset Value, Beginning of Period	$10.53		$10.45		$10.72		$11.18	$11.25	$11.05

Income from Investment Operations:
Net investment income (c)	0.19		0.36		0.32		0.29	0.28	0.27
Net realized and unrealized gain (loss) on investments	0.10		0.12		(0.23)		(0.41)	0.06	0.05

Total from Investment Operations	0.29		0.48		0.09		(0.12)	0.34	0.32

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.40)		(0.36)		(0.34)	(0.41)	(0.12)

Net Asset Value, End of Period	$10.62		$10.53		$10.45		$10.72	$11.18	$11.25
Total Return (d)(e)	2.78	%(f)(g)	4.67%		0.77%		(1.07)%	3.07%	2.92	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.20	%(h)(i)	1.20%		1.23%		1.26%	1.26%	1.25	%(h)
Interest expense	—	%(h)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses	1.20	%(h)(i)	1.20%		1.23%		1.26%	1.26%	1.25	%(h)
Waiver/Reimbursement	0.21	%(h)	0.21%		0.18%		0.15%	0.15%	0.15	%(h)
Net investment income	3.61	%(h)	3.44%		3.01%		2.67%	2.56%	6.87	%(h)
Portfolio turnover rate	31	%(f)	39%		36%		44%	42%	48%
Net assets, end of period (000’s)	$1,378		$973		$1,060		$869	$1,843	$414

(a)	Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)	Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a fund share outstanding throughout each period is as follows:

Class Z Shares
	(Unaudited) Six Month Ended September 30, 2007		Year Ended March 31,
			2007		2006		2005	2004 (a)	2003 (b)
Net Asset Value, Beginning of Period	$10.53		$10.45		$10.72		$11.18	$11.26	$10.40

Income from Investment Operations:
Net investment income (c)	0.23		0.45		0.41		0.38	0.39	0.46
Net realized and unrealized gain (loss) on investments	0.10		0.12		(0.23)		(0.41)	0.03	0.90

Total from Investment Operations	0.33		0.57		0.18		(0.03)	0.42	1.36

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.49)		(0.45)		(0.43)	(0.50)	(0.50)

Net Asset Value, End of Period	$10.62		$10.53		$10.45		$10.72	$11.18	$11.26
Total Return (d)(e)	3.21	%(f)(g)	5.53%		1.62%		(0.25)%	3.85%	13.28%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.38	%(h)(i)	0.38%		0.39%		0.42%	0.42%	0.42%
Interest expense	—	%(h)(j)	—	%(j)	—	%(j)	—	—	—
Net expenses	0.38	%(h)(i)	0.38%		0.39%		0.42%	0.42%	0.42%
Waiver/Reimbursement	0.06	%(h)	0.07%		0.04%		0.01%	0.01%	—	%(j)
Net investment income	4.46	%(h)	4.28%		3.83%		3.47%	3.49%	4.21%
Portfolio turnover rate	31	%(f)	39%		36%		44%	42%	48%
Net assets, end of period (000’s)	$137,889		$138,132		$136,609		$151,969	$177,714	$183,042

(a)	Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.

(b)	On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was renamed Liberty U.S. Treasury Index Fund, Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increase total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified fund. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price of the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or

15

Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

March 31, 2007
Distributions paid from:
Ordinary Income*	$6,451,677

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$2,689,343
Unrealized depreciation	(1,120,821)
Net unrealized appreciation	$1,568,522

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$388,326
2013	151,924
2014	790,826
2015	1,853,769
Total	$3,184,845

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes–an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is

16

Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative services to the Fund pursuant to an administrative services agreement. Columbia, from the administration fee it receives from the Fund, pays all expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons, service and distribution fees, brokerage fees and commissions, annual sub-account fees payable with respect to shares of the Fund held by defined contribution plans, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation. Columbia receives a monthly administration fee for its services as administrator at the annual rate of 0.30% of the average daily net assets of the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts $1,274 on sales of the Fund’s Class A shares and net CDSC fees of $0, $3,133 and $915 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted Rule 12b-1 plans (the “Plans”), which require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the Fund so that the distribution and service fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Sub-Account Services Fee

The Trust may enter into agreements with one or more entities, including affiliates of Columbia, pursuant to which such entities agree to perform certain sub-account and administrative functions (“Sub-Account Services”) for a fee of $21.00 per-account with respect to Class Z shares of the Fund held by defined contribution plans. Such entities are compensated by the Fund for the Sub-Account Services. For the six months ended September 30, 2007, the Administrator reimbursed the Fund for sub-account service fees in the amount of $1,912.

Minimum Account Balance Fee

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements for such accounts to reduce the impact of small accounts. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses by $4,040.

Fee Waivers

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that the expenses incurred by the Fund (exclusive of distribution and service fees, brokerage

17

Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.35% of the Fund’s average daily net assets. As of November 1, 2007, Columbia has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) do not exceed 0.30% of the Fund’s average daily net assets through July 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $43,871,408 and $44,233,963 respectively, all of which were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in “Other expenses” in the Statement of Operations.

For the six months ended September 30, 2007, the average daily loan balance outstanding on days where borrowing existed was $969 at a weighted average interest rate of 5.81%.

Note 7. Shares of Beneficial Interest

As of September 30, 2007, the Fund had one shareholder that held 31.4% of the Fund’s shares outstanding. These shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Securities Lending

The Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Other

During the six months ended September 30, 2007, the Fund had a realized investment loss in the amount of $1,473 due to a trading error. Columbia voluntarily reimbursed the Fund for the loss.

18

Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

Note 10. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to

19

Columbia U.S. Treasury Index Fund

September 30, 2007 (Unaudited)

all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. The funds’ adviser and/or its affiliates are required, pursuant to the settlement, to make certain payments including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Important Information About This Report

Columbia U.S. Treasury Index Fund

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia U.S. Treasury Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

21

Columbia U.S. Treasury Index Fund

Semiannual Report – September 30, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC - 44/136411-0907 (11/07) 07/46140

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 26, 2007